As filed with the Securities and Exchange Commission on April 8, 2021
Registration Numbers 333-152192/811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Post-Effective Amendment No. 14
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 237
Brighthouse Separate Account Eleven for Variable Annuities
(Registrant)

Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

Brighthouse Retirement Account Annuity Prospectus
This prospectus describes Brighthouse Retirement Account Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company. The Contract is used in connection with 401(k) Plans, 403(b) Plans, Non-Qualified Plans, Traditional IRAs, Roth IRAs and Simplified Employee Pensions ("SEPs"). We may issue it as an individual Contract or as a group Contract. When We issue a group Contract, you will receive a Certificate summarizing the Contract’s provisions. For convenience, We refer to Contracts and Certificates as “Contracts.” The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.
You can choose to have Your premium (“Purchase Payments”) and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of Our Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Funding Options You select. You bear the investment risk of investing in the Funding Options. The Funding Options available for all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Aggregate Bond Index Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
We also offer Variable Annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for You.
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated April 30, 2021.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104 or call (833) 208-3018. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: April 30, 2021

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Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Competing Fund — any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value/Account Value/Cash Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
Death Report Date — the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
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Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated. Funding Options are also referred to as “Subaccounts.”
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. For instructions on how to submit requests, elections, and inquiries, please see "Contract Owner Requests, Elections, and Inquiries."
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Payment Option — an Annuity or income option elected under Your Contract.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 or 403 of the Code.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Purchase Payment Conservation Credit — an amount which may be credited to Your Contract Value that equals a percentage of each Purchase Payment made where such funds originated from other Contracts issued by Us or Our affiliates.
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 408 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
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Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — “You,” depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.
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Summary:
Brighthouse Retirement Account
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account that is part of the general account (the “Fixed Account”). Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.
The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect variable income payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.
Who can purchase this Contract? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.
Can I exchange my current Annuity contract for this Contract? The Code generally permits You to exchange one Annuity contract for another in a “tax-free exchange.” Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.
Who is the Contract issued to? If You purchase an individual Contract, You are the Contract Owner. If a group Contract is purchased, We issue Certificates to the individual participants. Where We refer to “You,” We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as “Contracts”. If a group unallocated Contract is purchased, We issue only a Contract.
We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your retirement Plan administrator.
Is there a right to return period? If You cancel the Contract within ten days after You receive it, You receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.
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If You purchased Your Contract as an individual retirement plan (“IRA”), and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.
During the right to return period, You will not bear any Contract fees associated with the Purchase Payment Conservation Credits. If You exercise Your right to return, You will be in the same position as if You had exercised the right to return in a Variable Annuity Contract with no Purchase Payment Conservation Credit. You would, however, receive any gains, and We would bear any losses attributable to the Purchase Payment Conservation Credits.
Can you give a general description of the Funding Options and how they operate? Through its Subaccounts, the Separate Account uses Your Purchase Payments to purchase shares, at Your direction, of one or more of the Funding Options. In turn, each Funding Option invests in an Underlying Fund that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.
You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (“M&E”) risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.
We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Conservation Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.
Upon annuitization, if You select the Variable Annuitization Floor Benefit, there is a charge assessed. This charge will vary based upon market conditions, and will be set at the time You choose this option. Once established, this charge will remain the same throughout the term of the annuitization.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, Purchase Payment Conservation Credits and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 ½ when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.
For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts. (See “Managed Distribution Program”).
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.
What is the death benefit under the Contract? You may choose to purchase the Standard or Optional Death Benefit. If You die before the Contract is in the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see “Death Proceeds After the Maturity Date” for more information). We calculate the death benefit value at the close of the Business Day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the “Death Benefit” section of this prospectus for more details.
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Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
•	Managed Distribution Program. This program allows Us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain Contracts once the owner reaches age 72 (age 70 ½, if You were born on or before June 30, 1949) or retires. These minimum distributions occur during the Accumulation Period.
•	Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries). If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary. The availability and details of such an election are subject to the federal income tax requirements that apply to your type of Contract.
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Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, and are applicable only in certain jurisdictions).
Contract Owner Transaction Expenses
Withdrawal Charge	5% (1)
(as a percentage of the Purchase Payments and any applicable Purchase Payment Credits withdrawn)
Transfer Charge	$10 (2)
( assessed on transfers that exceed 12 per year)
(1)	This withdrawal charge only applies to the Accumulation Period. The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

Years Since Purchase Payment Made
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 years+		0%
(2)	We do not currently assess the transfer charge.
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)(3)
We will assess a minimum mortality and expense risk charge (“M&E”) of 0.80% for the standard death benefit and 1.25% for the Optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit You select and the optional features You select:

Standard Death Benefit		Optional Death Benefit
Mortality and Expense Risk Charge	0.80%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	None	Administrative Expense Charge	None
Total Annual Separate Account Charges	0.80%	Total Annual Separate Account Charges	1.25%
During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, a total annual Separate Account charge of up to 3.80% or 4.25% may apply. See “Variable Annuitization Floor Benefit”.
(3)	We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio — Class A of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund
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expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio – Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio — Class B of the Brighthouse Funds Trust I.
Underlying Fund Expenses as of December 31, 2020 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling (833) 208-3018. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.44%
Underlying Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.02%	0.66%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A†	0.95%	—	0.09%	—	1.04%	0.10%	0.94%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B†	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio — Class B†	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.30%	—	0.78%	—	0.78%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class B†	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.07%	0.01%	0.33%	—	0.33%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series	0.72%	—	0.06%	—	0.78%	—	0.78%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Dynamic Capital Appreciation Portfolio†	0.53%	0.25%	0.15%	—	0.93%	—	0.93%
Mid Cap Portfolio	0.53%	0.25%	0.09%	—	0.87%	—	0.87%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.14%	—	1.44%	—	1.44%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio†	0.75%	—	0.05%	—	0.80%	—	0.80%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Dividend Strategy Portfolio†	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.14%	—	0.59%	0.05%	0.54%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.73%	—	1.38%	0.49%	0.89%

†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.
The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Administrative Expense Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.
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The example assumes that You have elected the Optional Death Benefit and that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses. Your actual expenses will be less than those shown if You do not elect the Optional Death Benefit.
Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$774	$1,160	$1,597	$3,349	$274	$860	$1,497	$3,349
Underlying Fund with Minimum Total Annual Operating Expenses	$656	$ 795	$ 972	$2,013	$156	$495	$ 872	$2,013
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan administrator to exercise certain rights. We may rely on Your employer's or the Plan administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.
403(b) Plan Terminations
Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.
If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.
If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.
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Other Plan Terminations
Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.
This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.
The Annuity Contract

Brighthouse Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.
We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date . The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Conservation Credits, plus or minus any investment experience on the amounts You allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts You allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.
Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan (“IRA”) does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing
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this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.
Non-Natural Persons as Owners or Beneficiaries.
If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.
Contract Owner Requests, Elections, and Inquiries
Please direct Your requests and elections under Your Contract, and inquires about Your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•	Telephone: (833) 208-3018, Monday – Friday 9:00AM – 7:00PM Eastern Time
•	Fax: (877) 319-2495
•	Mail:

Type of Communication	Address
Rollover Requests (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601
Rollover Requests (Non-ERISA Plan / IRA Account)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255
Loan Repayments (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602
Loan Repayments (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248
Payments / Contributions (Non-Qualified / IRA Account)	Brighthouse Life Insurance Company P.O. Box 70247 Philadelphia, PA 19176-0247
Payroll Remittance (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603
Payroll Remittance (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70246 Philadelphia, PA 19176-0246
All Other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 7104 Troy, MI 48007-7104
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial
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professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Purchase Payments
Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a Beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, We may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with Our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.
We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”) Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Purchase Payments — Section 403(b) Plans
Pursuant to regulations promulgated under Section 403(b) of the Code that became effective on January 1, 2009, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under Section 403(b) of the Code. Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) of the Code under certain conditions (so-called “90-24 transfers”). The regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to these employer requirements.
If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.
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Purchase Payment Conservation Credits
If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Funding Options to which Your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.
You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Conservation Credits may more than offset the Purchase Payment Conservation Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.
Purchase Payment Conservation Credit
If You are purchasing this Contract with funds from another Contract issued by Us or Our affiliates, You may receive a conservation credit to Your Purchase Payments. If applied, We will determine the amount of such credit.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
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We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
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Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling (833) 208-3018 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series	Seeks capital appreciation.	Delaware Management Company
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Dynamic Capital Appreciation Portfolio†	Seeks capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio†	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio†	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC

†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
Underlying Funds Which Are Fund of Funds
The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.
Fixed Account

We may offer Our Fixed Account as a Funding Option. Please see separate prospectus for more information.
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Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;
•	the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners.
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.
We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Withdrawal Charge
We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We impose a withdrawal charge to reimburse us generally for Contract sales
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expenses. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:
Years Since Purchase Payment Made
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 year	5%
1 year	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:
(a)	any Purchase Payments to which no withdrawal charge applies then
(b)	any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then
(c)	any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally
(d)	from any Contract earnings
Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.
A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.
If You did not purchase Your Contract under a 457 or 403(b) qualified Plan, We will not deduct a withdrawal charge:
•	from payments We make due to the death of the Annuitant
•	if an Annuity payout has begun, other than the Liquidity Benefit Option (See “Liquidity Benefit”)
•	from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliates, subject to Our approval
•	except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home, as described in Appendix G
If You purchased Your Contract under a 457 or 403(b) qualified Plan, We will not deduct a withdrawal charge:
•	from payments We make due to the death of the Annuitant
•	if an Annuity payout has begun
•	from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval
•	if withdrawals are taken as a minimum required distribution in order to satisfy Federal income tax rules or withdrawals to avoid required Federal income tax penalties with respect to this Contract
•	if withdrawals are taken due to a hardship, as defined under the Code
•	if withdrawals are taken due to a disability, as defined under the Code, of the Annuitant
•	except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home (Waiver of Withdrawal or Surrender Charge for Nursing Home Confinement Rider), as described in Appendix G (403(b) Plans only).
If You purchase Your Contract under a 403(b) qualified Plan, We will not deduct a withdrawal charge:
•	from amounts withdrawn which are deposited to other investment vehicles, subject to Our approval
If You purchase any other Qualified Contract, We will not deduct a withdrawal charge:
•	if withdrawals are taken as a minimum required distribution in order to satisfy Federal income tax rules or withdrawals to avoid required Federal income tax penalties (This exception only applies to amounts required to be distributed under the Code from this Contract.)
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If You purchase Your Contract under a 457, 403(b) or 401 qualified Plan, We will not deduct a withdrawal charge:
•	if permitted in Your state, if You make a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.
Free Withdrawal Allowance
Beginning in the second Contract Year, You may withdraw up to 20% of the Contract Value annually without the imposition of any applicable withdrawal charges. We refer to this as Your free withdrawal allowance. We calculate the free withdrawal allowance as of the end of the previous Contract Year.
Any withdrawal is subject to Federal income taxes on the taxable portion. In addition, a 10% Federal income tax penalty may be assessed on any withdrawal if the Contract Owner is under age 59½. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.
Transfer Charge
We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.
Mortality and Expense Risk Charge
Each Business Day, We deduct a mortality and expense risk (“M&E”) charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If You choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.
Underlying Fund Fees and Expenses
We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Variable Annuitization Floor Benefit
If You select the Variable Annuitization Floor Benefit, We deduct a charge upon election of this benefit. This charge compensates Us for guaranteeing a minimum Variable Annuity Payment regardless of the performance of the variable Funding Options You selected. This charge will vary based upon market conditions, but will never increase Your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. Please refer to the “Payment Options” section for a description of this benefit.
Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
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Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
Transfers

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F — Competing Funds".)
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
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Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as
28

retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Access To Your Money

Any time before the Maturity Date, You may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that
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the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office in Good Order. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.
For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five Business Days after the Written request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.
We may withhold payment of Cash Surrender Value or a Contract Owner’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).
If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59½; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.
Systematic Withdrawals
Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals, You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).
Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Managed Distribution Program. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 72 (age 70 ½, if You were born on or before June 30, 1949). (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program. We will discontinue making minimum distributions upon notification of Your death.
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Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary.
If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments. In addition, the purchased Contract will be subject to the federal income tax rules that apply after the death of the owner of the original contract.
Beneficiary
You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Annuitant
The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call (833) 208-3018 to make such changes.
Death Benefit

Before the Maturity Date, generally, a death benefit is payable when You die. At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit on the Death Report Date.
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Death Proceeds before the Maturity Date
Standard Death Benefit
Annuitant’s Age on the Contract Date	Death Benefit Payable
On or Before Age 80	Greater of:
	1)	Contract Value on the Death Report Date, or
	2)	Total Purchase Payments less the total amount of any partial surrenders (including associated charges, if any).
After Age 80	Contract Value less any applicable Premium Tax.
Optional Death Benefit and Credit
The Optional Death Benefit and Credit varies depending on the Annuitant’s age on the Contract Date.
Annuitant’s Age on the Contract Date	Death Benefit Payable
Under Age 70	Greater of:
	1)	Contract Value on the Death Report Date, or
	2)	Total Purchase Payments less the total of any withdrawals (and related charges); or
	3)	Maximum Step-Up death benefit value (described below) in effect on Death Report Date which are associated with Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant’s 76th birthday.
Age 70-75	Greater of:
	1)	Contract Value on Death Report Date, or
	2)	Total Purchase Payments less the total of any withdrawals (and related charges); or
	3)	Step-Up death benefit value (described below) in effect on Death Report Date associated with the 5th Contract Date anniversary.
Age 76-80	Greater of (1) or (2) above.
Age over 80	Contract Value on Death Report Date (less any applicable Premium Tax)
Step-Up Death Benefit Value
We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.
Partial Surrender Reduction. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.
For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:
50,000 × (10,000/55,000) = 9,090
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Your new Step-Up Value would be 50,000–9,090, or $40,910.
The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:
50,000 × (10,000/30,000) = 16,666
Your new Step-Up Value would be 50,000–16,666, or $33,334.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.
If We are notified of Your death before any requested transaction is completed (including transactions under a dollar cost averaging program, systematic withdrawal option and managed distribution program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
* Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract.
Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries)
If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the Annuity Period of the Contract enabling the Beneficiary to “stretch” the death benefit distributions out over his life expectancy or some other (shorter) period, to the extent permitted by the Code.
If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.
The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:
•	take a loan
•	make additional Purchase Payments
•	transfer ownership of the Contract
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The Beneficiary may also name his/her own Beneficiary (“succeeding Beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary’s age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.
Planned Death Benefit (Individual Contracts Only)
You may request, subject to the requirements of tax law, that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:
•	through an Annuity for life or a period that does not exceed the Beneficiary’s life expectancy or
•	under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater
You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract. Any planned death benefit option must comply with the federal tax rules that apply to the Beneficiary upon Your death.
Death Proceeds after the Maturity Date
If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
The Annuity Period

Maturity Date
Under the Contract, You can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose, subject to the requirements of tax law, among income payouts (Annuity options) or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; (3) You elected another date; or (4) Your Contract was previously terminated pursuant to the terms of the Contract. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person that the Code permits, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.
You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.
At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements generally take effect upon the death of the Contract Owner, and, in the case of Qualified Contracts, generally upon either the later of the Contract Owner’s attainment of age 72 (age 70½, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. You should seek independent tax advice regarding the election of minimum required distributions.
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These provisions are subject to the restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.
Please be aware that once Your Contract is annuitized, You are ineligible to receive the death benefit.
Allocation of Annuity
You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See “Transfers”.)
Annuitization Credit. This credit is applied to the Contract Value used to purchase one of the Annuity options described below. The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The Contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this Your net investment rate. Your net investment rate of 3.0% or 5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under “Variable Annuity”), except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
If You have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage You elected.
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Liquidity Benefit
We offer a Liquidity Benefit if You select an Annuity option that guarantees You payments for a minimum period of time (“period certain”). Please see separate prospectus for more information.
Payment Options

Election of Options
While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.
During the Annuitant’s lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.
The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.
On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.
Variable Annuitization Floor Benefit (Benefit not available under 457 Plans). This benefit may not be available, or may only be available under certain Annuity options, if We determine market conditions so dictate. If available, We will guarantee that, regardless of the performance of the Funding Options selected by You, Your Annuity Payments will never be less than a certain percentage of Your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if You are over age 80. Additionally, You must select from certain funds available under this guarantee. Currently, these funds are the MFS® Value Portfolio, BlackRock Bond Income Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at Our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any option. If You select this benefit, You may not elect to liquidate any portion of Your Contract.
There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase Your annual Separate Account charge by more than 3% per year.
We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.
Annuity Options
Subject to the conditions described in “Election of Options” above, We may pay all or any part of the Cash Surrender Value under one or more of the following Annuity options. Payments under the Annuity options are generally made on a monthly basis. We may offer additional options. Where required by state law or under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of any guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner’s life in certain circumstances.
Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined
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below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.
Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated.
Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor’s death.
Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.
Option 5 — Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 6 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.
Miscellaneous Contract Provisions

Right to Return
You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the “right to return period”). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.
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If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).
We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.
Termination
We reserve the right to terminate the Contract on any Business Day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax. In certain states, We may be required to pay You the Contract Value.
We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.
Required Reports
As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine
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what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect Our ability to conduct business, in particular if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.

COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors. Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Underlying Funds. If these market conditions continue, and depending on Your individual circumstances (e.g., Your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with Your financial representative about how the COVID-19 pandemic and the recent market conditions may impact Your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on Your individual circumstances.
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The Separate Account

The Company issues the Contract under Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Five for Variable Annuities (“Separate Account Five”) and Separate Account Six for Variable Annuities (“Separate Account Six”). On December 8, 2008 Separate Account Five and Separate Account Six, along with certain other separate accounts were combined with and into the Separate Account.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
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For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is a “non-qualified” annuity Contract for Federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Contracts owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of “natural persons.” A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.
In contrast, a Contract owned by other than a “natural person,” such as a corporation, partnership, trust or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the Contract in the year earned.
Surrenders or Withdrawals – Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, Your ability to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59½, unless an exception applies. Exceptions include distributions made:
(a)	on account of your death or disability,
(b)	as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or
(c)	under certain immediate income annuities.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
Treatment of Separate Account Charges
It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
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Aggregation
If You purchase two or more deferred annuity Contracts after October 21, 1988, from the Company (or its predecessors or affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
For non-qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner to the extent permitted by tax law.
For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.
Investor Control
In certain circumstances, owners of non-qualified Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that
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the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract, further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., “partial annuitization.”) In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)	the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is
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subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
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Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59½
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59½, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of Your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,
(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA.
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Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a qualified annuity Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70½, if You were born on or before June 30, 1949) if Your Contract permits.
If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
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If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70½, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 72 (age 70½, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70½, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 72 (age 70½, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive Your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer
47

receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59½, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.	Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.	Is exchanged to another permissible investment under your 403(b) plan;
3.	Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4.	Occurs after You die, leave your job or become disabled (as defined by the Code);
5.	Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6.	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.	Relates to rollover or after-tax contributions; or
8.	Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information regarding IRAs
Purchase payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. If You exceed purchase payment limits, You may be subject to a tax penalty.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59½ or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.
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Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the
Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”). To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)	the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)	10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level.
49

Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
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Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.
Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial
51

representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.
Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).
Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer’s sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company’s products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information — “Distribution and Principal Underwriting Agreement” for a list of the broker-dealer firms that received compensation during 2020, as well as the range of additional compensation paid.)
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity Contracts. The Company may also obtain access to an organization’s members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee which may be based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in
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the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
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It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account Five/Six for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
BRA — Separate Account Charges 0.80% 3% AIR
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.904	5.053	8,375
	2019	2.909	3.904	11,704
	2018	3.224	2.909	24,385
	2017	2.472	3.224	24,685
	2016	2.477	2.472	49,828
	2015	2.335	2.477	50,191
	2014	2.300	2.335	61,964
	2013	1.795	2.300	78,409
	2012	1.476	1.795	85,803
	2011	1.633	1.476	118,879
American Funds Growth Subaccount (Class 2) (5/04)	2020	4.026	6.073	16,516
	2019	3.103	4.026	16,567
	2018	3.136	3.103	39,191
	2017	2.464	3.136	39,696
	2016	2.268	2.464	39,024
	2015	2.140	2.268	42,587
	2014	1.988	2.140	42,730
	2013	1.540	1.988	49,514
	2012	1.317	1.540	53,899
	2011	1.387	1.317	125,250
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.265	3.678	63,256
	2019	2.609	3.265	65,254
	2018	2.678	2.609	102,822
	2017	2.206	2.678	119,577
	2016	1.994	2.206	123,185
	2015	1.981	1.994	123,497
	2014	1.805	1.981	175,743
	2013	1.363	1.805	183,518
	2012	1.170	1.363	193,457
	2011	1.201	1.170	365,289
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2020	3.702	3.962	6,258
	2019	3.240	3.702	19,661
	2018	3.349	3.240	27,628
	2017	3.121	3.349	28,362
	2016	2.750	3.121	30,871
	2015	2.877	2.750	49,451
	2014	2.801	2.877	76,635
	2013	2.570	2.801	76,632
	2012	2.215	2.570	83,060
	2011	2.176	2.215	102,766
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	2.047	2.414	—
	2019	1.618	2.047	—
	2018	1.814	1.618	—
	2017	1.487	1.814	—
	2016	1.376	1.487	—

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.415	1.376	—
	2014	1.358	1.415	—
	2013	1.057	1.358	23,011
	2012	0.912	1.057	23,011
	2011	1.061	0.912	23,011
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)	2020	2.735	2.698	24
	2019	2.141	2.735	24
	2018	2.546	2.141	5,897
	2017	2.298	2.546	6,036
	2016	1.765	2.298	14,956
	2015	1.880	1.765	35,833
	2014	1.864	1.880	65,818
	2013	1.418	1.864	81,335
	2012	1.212	1.418	137,120
	2011	1.342	1.212	172,892
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2020	2.972	3.764	—
	2019	2.476	2.972	—
	2018	2.900	2.476	—
	2017	2.273	2.900	—
	2016	2.049	2.273	3,931
	2015	2.392	2.049	3,931
	2014	2.571	2.392	15,579
	2013	2.723	2.571	15,579
	2012	2.304	2.723	16,666
	2011	2.848	2.304	32,149
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.695	3.264	5,274
	2019	2.061	2.695	5,274
	2018	2.217	2.061	5,274
	2017	1.833	2.217	5,594
	2016	1.706	1.833	5,966
	2015	1.646	1.706	6,371
	2014	1.461	1.646	14,099
	2013	1.097	1.461	43,416
	2012	0.975	1.097	38,601
	2011	0.980	0.975	39,102
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)	2020	1.551	1.465	54,586
	2019	1.250	1.551	56,349
	2018	1.375	1.250	69,964
	2017	1.249	1.375	91,113
	2016	1.245	1.249	98,123
	2015	1.270	1.245	147,820
	2014	1.126	1.270	158,314
	2013	1.094	1.126	229,776
	2012	0.874	1.094	275,742
	2011	0.930	0.874	369,626
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)	2014	1.185	1.237	—
	2013	0.925	1.185	526,615
	2012	0.759	0.925	664,644
	2011	0.826	0.759	809,377
BHFTI Harris Oakmark International Subaccount (Class A) (1/70)	2020	2.300	2.404	11,490
	2019	1.857	2.300	11,604
	2018	2.455	1.857	11,727
	2017	1.892	2.455	11,853
	2016	1.759	1.892	16,711
	2015	1.853	1.759	16,861
	2014	1.977	1.853	21,389
	2013	1.524	1.977	30,850
	2012	1.186	1.524	31,022
	2011	1.390	1.186	31,111
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.548	3.502	—
	2019	2.862	3.548	—
	2018	3.285	2.862	1,641
	2017	2.805	3.285	1,641
	2016	2.411	2.805	1,641
	2015	2.585	2.411	1,641
	2014	2.383	2.585	1,641
	2013	1.774	2.383	8,193
	2012	1.509	1.774	18,333
	2011	1.544	1.509	26,695
BHFTI Invesco Global Equity Subaccount (Class B) (1/70)	2013	1.144	1.442	126,018

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	0.952	1.144	140,206
	2011	1.047	0.952	160,109
BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)	2020	3.027	4.722	—
	2019	2.448	3.027	—
	2018	2.706	2.448	—
	2017	2.171	2.706	—
	2016	1.959	2.171	—
	2015	2.003	1.959	—
	2014	1.867	2.003	—
	2013	1.339	1.867	—
	2012	1.139	1.339	—
	2011	1.158	1.139	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70)	2020	2.074	2.188	—
	2019	1.749	2.074	—
	2018	2.044	1.749	—
	2017	1.989	2.044	—
	2016	1.532	1.989	—
	2015	1.665	1.532	—
	2014	1.604	1.665	—
	2013	1.213	1.604	3,496
	2012	1.058	1.213	3,496
	2011	1.186	1.058	3,496
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	1.819	2.392	205,560
	2019	1.481	1.819	214,067
	2018	1.602	1.481	220,641
	2017	1.360	1.602	231,170
	2016	1.332	1.360	285,021
	2015	1.396	1.332	386,299
	2014	1.233	1.396	481,206
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)	2016	1.943	2.007	—
	2015	1.996	1.943	9,017
	2014	1.914	1.996	3,338
	2013	1.783	1.914	3,338
	2012	1.588	1.783	3,338
	2011	1.527	1.588	3,338
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	2.030	2.276	16,069
	2019	1.595	2.030	16,069
	2018	1.870	1.595	16,069
	2017	1.471	1.870	16,069
	2016	1.495	1.471	16,069
	2015	1.535	1.495	20,499
	2014	1.662	1.535	20,499
	2013	1.405	1.662	52,309
	2012	1.214	1.405	52,495
	2011	1.370	1.214	82,072
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.010	2.184	—
	2012	1.919	2.010	36,991
	2011	2.039	1.919	50,969
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.671	6.707	25,843
	2019	1.922	2.671	25,843
	2018	1.759	1.922	25,843
	2017	1.267	1.759	25,843
	2016	1.395	1.267	31,806
	2015	1.481	1.395	31,806
	2014	1.478	1.481	31,806
	2013	1.071	1.478	31,806
	2012	0.988	1.071	31,806
	2011	1.070	0.988	31,806
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.543	1.713	10,345
	2019	1.434	1.543	20,248
	2018	1.477	1.434	22,390
	2017	1.434	1.477	22,954
	2016	1.375	1.434	96,494
	2015	1.427	1.375	103,757
	2014	1.395	1.427	103,923
	2013	1.544	1.395	125,095
	2012	1.424	1.544	140,189
	2011	1.288	1.424	184,963
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.262	2.435	98,393

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.102	2.262	138,900
	2018	2.124	2.102	156,450
	2017	2.049	2.124	193,263
	2016	2.013	2.049	246,044
	2015	2.029	2.013	266,163
	2014	1.963	2.029	270,294
	2013	2.017	1.963	341,503
	2012	1.861	2.017	445,129
	2011	1.819	1.861	584,600
BHFTI Pioneer Fund Subaccount (Class A) (1/70)	2016	1.511	1.524	—
	2015	1.522	1.511	28,157
	2014	1.381	1.522	30,625
	2013	1.046	1.381	38,017
	2012	0.953	1.046	38,326
	2011	1.007	0.953	44,664
BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70)	2016	2.460	2.528	—
	2015	2.512	2.460	96,310
	2014	2.422	2.512	106,305
	2013	2.404	2.422	104,557
	2012	2.171	2.404	109,464
	2011	2.112	2.171	201,755
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)	2020	2.311	2.359	10,565
	2019	1.842	2.311	39,737
	2018	2.044	1.842	40,265
	2017	1.762	2.044	49,025
	2016	1.532	1.762	49,614
	2015	1.601	1.532	50,260
	2014	1.425	1.601	125,834
	2013	1.074	1.425	135,123
	2012	0.917	1.074	138,540
	2011	0.963	0.917	154,134
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.691	2.749	97,544
	2019	2.142	2.691	125,289
	2018	2.375	2.142	127,365
	2017	2.045	2.375	135,403
	2016	1.776	2.045	158,178
	2015	1.855	1.776	167,256
	2014	1.691	1.855	219,550
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.586	2.761	—
	2019	2.021	2.586	—
	2018	2.267	2.021	4,258
	2017	2.087	2.267	4,258
	2016	1.822	2.087	4,258
	2015	2.018	1.822	4,258
	2014	1.855	2.018	4,258
	2013	1.435	1.855	4,258
	2012	1.261	1.435	4,258
	2011	1.320	1.261	4,258
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	2.130	2.295	22,951
	2019	1.955	2.130	64,659
	2018	1.978	1.955	67,507
	2017	1.915	1.978	101,897
	2016	1.872	1.915	109,612
	2015	1.876	1.872	120,202
	2014	1.766	1.876	123,520
	2013	1.794	1.766	139,232
	2012	1.682	1.794	142,044
	2011	1.591	1.682	214,501
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	2.425	3.384	57,049
	2019	1.840	2.425	57,893
	2018	1.811	1.840	58,918
	2017	1.363	1.811	64,002
	2016	1.373	1.363	116,492
	2015	1.302	1.373	180,493
	2014	1.206	1.302	224,135
	2013	0.905	1.206	251,180
	2012	0.798	0.905	280,129
	2011	0.883	0.798	319,756

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)	2020	1.232	1.227	26,451
	2019	1.216	1.232	28,020
	2018	1.204	1.216	30,809
	2017	1.203	1.204	50,414
	2016	1.208	1.203	61,873
	2015	1.218	1.208	56,938
	2014	1.228	1.218	91,751
	2013	1.238	1.228	126,529
	2012	1.248	1.238	196,863
	2011	1.258	1.248	256,146
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)	2020	1.680	1.826	2,923
	2019	1.516	1.680	2,923
	2018	1.569	1.516	61,648
	2017	1.479	1.569	64,635
	2016	1.426	1.479	67,426
	2015	1.446	1.426	70,267
	2014	1.396	1.446	73,864
	2013	1.349	1.396	78,621
	2012	1.246	1.349	87,380
	2011	1.216	1.246	118,708
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)	2020	1.809	1.993	215,036
	2019	1.578	1.809	249,387
	2018	1.664	1.578	376,737
	2017	1.516	1.664	339,879
	2016	1.440	1.516	441,898
	2015	1.467	1.440	463,074
	2014	1.410	1.467	572,936
	2013	1.281	1.410	580,654
	2012	1.159	1.281	665,841
	2011	1.156	1.159	976,247
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)	2020	1.915	2.163	760,124
	2019	1.616	1.915	827,767
	2018	1.736	1.616	931,681
	2017	1.525	1.736	624,117
	2016	1.435	1.525	667,545
	2015	1.465	1.435	712,146
	2014	1.406	1.465	1,027,681
	2013	1.201	1.406	1,451,579
	2012	1.069	1.201	1,693,377
	2011	1.093	1.069	1,960,489
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)	2020	2.090	2.418	259,524
	2019	1.703	2.090	291,242
	2018	1.868	1.703	370,636
	2017	1.581	1.868	468,209
	2016	1.473	1.581	468,209
	2015	1.511	1.473	766,813
	2014	1.447	1.511	845,923
	2013	1.174	1.447	895,178
	2012	1.025	1.174	995,061
	2011	1.074	1.025	1,114,416
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.956	3.452	32,366
	2019	2.423	2.956	32,416
	2018	2.538	2.423	32,528
	2017	2.222	2.538	71,236
	2016	2.093	2.222	96,065
	2015	2.057	2.093	197,347
	2014	1.876	2.057	237,485
	2013	1.568	1.876	251,363
	2012	1.406	1.568	261,055
	2011	1.366	1.406	282,444
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.778	3.066	46,102
	2019	2.139	2.778	47,250
	2018	2.158	2.139	54,304
	2017	1.827	2.158	65,297
	2016	1.715	1.827	78,550
	2015	1.689	1.715	57,899
	2014	1.539	1.689	59,212
	2013	1.160	1.539	71,176
	2012	1.036	1.160	80,955
	2011	1.088	1.036	133,522

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII FI Value Leaders Subaccount (Class D) (1/70)	2013	1.276	1.408	—
	2012	1.112	1.276	333,474
	2011	1.196	1.112	513,974
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)	2020	2.976	3.885	22,147
	2019	2.255	2.976	22,487
	2018	2.413	2.255	28,426
	2017	1.943	2.413	28,800
	2016	1.861	1.943	30,408
	2015	1.825	1.861	34,146
	2014	1.656	1.825	35,832
	2013	1.259	1.656	40,625
	2012	1.145	1.259	68,136
	2011	1.191	1.145	73,529
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.875	4.460	—
	2019	2.187	2.875	—
	2018	2.202	2.187	—
	2017	1.621	2.202	—
	2016	1.636	1.621	—
	2015	1.492	1.636	—
	2014	1.383	1.492	—
	2013	1.019	1.383	—
	2012	0.889	1.019	7,996
	2011	0.894	0.889	7,996
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	2.133	2.268	198,281
	2019	1.979	2.133	231,075
	2018	1.998	1.979	288,241
	2017	1.951	1.998	321,037
	2016	1.921	1.951	346,256
	2015	1.932	1.921	376,177
	2014	1.840	1.932	428,982
	2013	1.899	1.840	498,515
	2012	1.843	1.899	621,761
	2011	1.728	1.843	744,863
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)	2011	0.980	1.064	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.774	1.898	119,716
	2019	1.467	1.774	129,052
	2018	1.718	1.467	148,286
	2017	1.386	1.718	151,720
	2016	1.379	1.386	187,788
	2015	1.405	1.379	224,031
	2014	1.507	1.405	246,550
	2013	1.247	1.507	290,941
	2012	1.062	1.247	318,028
	2011	1.223	1.062	389,378
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	5.514	6.543	72,877
	2019	4.425	5.514	75,791
	2018	5.010	4.425	80,614
	2017	4.404	5.010	84,458
	2016	3.660	4.404	96,813
	2015	3.855	3.660	107,177
	2014	3.699	3.855	122,714
	2013	2.691	3.699	149,884
	2012	2.332	2.691	190,501
	2011	2.451	2.332	210,603
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.347	2.749	658,460
	2019	1.804	2.347	686,837
	2018	1.906	1.804	735,140
	2017	1.581	1.906	767,391
	2016	1.427	1.581	815,647
	2015	1.422	1.427	886,568
	2014	1.264	1.422	964,062
	2013	0.965	1.264	1,045,017
	2012	0.841	0.965	1,095,347
	2011	0.832	0.841	1,532,298
BHFTII MFS® Total Return Subaccount (Class F) (1/70)	2020	2.987	3.246	167,648
	2019	2.506	2.987	223,867
	2018	2.681	2.506	264,460
	2017	2.408	2.681	331,648
	2016	2.228	2.408	396,941
	2015	2.253	2.228	430,117

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2014	2.095	2.253	449,393
	2013	1.778	2.095	534,350
	2012	1.610	1.778	596,764
	2011	1.588	1.610	741,145
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.522	3.632	81,554
	2019	2.728	3.522	86,771
	2018	3.058	2.728	93,435
	2017	2.612	3.058	128,687
	2016	2.302	2.612	138,167
	2015	2.324	2.302	180,455
	2014	2.114	2.324	198,019
	2013	1.570	2.114	338,857
	2012	1.357	1.570	95,427
	2011	1.356	1.357	156,764
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	4.400	5.460	12,458
	2019	3.420	4.400	12,458
	2018	3.695	3.420	18,979
	2017	3.218	3.695	18,979
	2016	2.733	3.218	18,979
	2015	2.739	2.733	18,979
	2014	2.761	2.739	28,061
	2013	2.199	2.761	36,991
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.810	5.918	40,059
	2019	3.650	4.810	43,057
	2018	3.947	3.650	44,348
	2017	3.247	3.947	69,615
	2016	2.936	3.247	78,116
	2015	2.888	2.936	89,960
	2014	2.730	2.888	94,869
	2013	1.909	2.730	134,927
	2012	1.660	1.909	177,030
	2011	1.650	1.660	239,799
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	43.572	46.213	1,164
	2019	38.364	43.572	3,494
	2018	40.201	38.364	3,721
	2017	37.442	40.201	5,924
	2016	35.920	37.442	7,037
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.896	1.983	114,654
	2019	1.800	1.896	119,137
	2018	1.794	1.800	128,699
	2017	1.772	1.794	155,288
	2016	1.761	1.772	159,104
	2015	1.762	1.761	186,746
	2014	1.725	1.762	206,756
	2013	1.749	1.725	211,787
	2012	1.703	1.749	287,569
	2011	1.625	1.703	317,722
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (4/99)	2020	6.176	6.011	7,156
	2019	4.859	6.176	20,385
	2018	5.881	4.859	20,693
	2017	5.291	5.881	57,022
	2016	4.059	5.291	57,022
	2015	4.363	4.059	59,117
	2014	4.154	4.363	62,109
	2013	3.136	4.154	77,511
	2012	2.776	3.136	81,785
	2011	2.836	2.776	84,927
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2020	4.043	5.223	27,068
	2019	3.105	4.043	36,881
	2018	3.352	3.105	50,797
	2017	2.779	3.352	65,973
	2016	2.600	2.779	67,480
	2015	2.610	2.600	70,512
	2014	2.357	2.610	106,202
	2013	1.814	2.357	141,923
	2012	1.575	1.814	220,293

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	1.633	1.575	337,807
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2020	3.385	4.478	3,840
	2019	2.628	3.385	3,840
	2018	2.794	2.628	3,840
	2017	2.281	2.794	32,646
	2016	2.239	2.281	33,579
	2015	2.234	2.239	39,002
	2014	2.035	2.234	39,002
	2013	1.484	2.035	39,002
	2012	1.224	1.484	8,976
	2011	1.269	1.224	14,225
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2020	4.717	5.515	39,599
	2019	3.860	4.717	46,385
	2018	4.566	3.860	71,719
	2017	3.819	4.566	111,411
	2016	3.439	3.819	125,056
	2015	3.524	3.439	131,571
	2014	3.350	3.524	134,292
	2013	2.486	3.350	165,238
	2012	2.187	2.486	218,214
	2011	2.473	2.187	302,884
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2020	2.698	3.137	—
	2019	2.147	2.698	6,382
	2018	2.570	2.147	6,833
	2017	1.845	2.570	12,546
	2016	1.584	1.845	13,122
	2015	1.986	1.584	13,602
	2014	2.185	1.986	13,708
	2013	2.223	2.185	26,329
	2012	1.980	2.223	57,550
	2011	2.372	1.980	113,316
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.803	1.768	7,593
	2019	1.615	1.803	8,698
	2018	1.926	1.615	17,198
	2017	1.663	1.926	17,652
	2016	1.564	1.663	33,511
	2015	1.687	1.564	34,037
	2014	1.913	1.687	34,345
	2013	1.568	1.913	50,855
	2012	1.337	1.568	74,301
	2011	1.508	1.337	152,790
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2020	4.154	4.911	—
	2019	3.098	4.154	—
	2018	3.144	3.098	2,021
	2017	2.494	3.144	45,716
	2016	2.242	2.494	45,716
	2015	2.178	2.242	45,716
	2014	1.956	2.178	45,716
	2013	1.493	1.956	45,716
	2012	1.287	1.493	128,633
	2011	1.319	1.287	124,861
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2020	2.902	3.398	39,714
	2019	2.339	2.902	39,743
	2018	2.573	2.339	39,743
	2017	2.230	2.573	49,685
	2016	2.221	2.230	52,134
	2015	2.279	2.221	57,229
	2014	1.908	2.279	64,791
	2013	1.301	1.908	72,387
	2012	1.105	1.301	86,605
	2011	1.087	1.105	160,401
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.676	1.689	—
	2013	1.278	1.676	221,905
	2012	1.120	1.278	272,389
	2011	1.204	1.120	336,201

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2020	3.365	3.831	—
	2019	2.612	3.365	—
	2018	2.680	2.612	—
	2017	2.259	2.680	31,496
	2016	2.075	2.259	34,602
	2015	2.059	2.075	45,541
	2014	1.870	2.059	45,541
	2013	1.450	1.870	45,541
	2012	1.260	1.450	27,294
	2011	1.238	1.260	16,073
LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)	2011	0.964	1.050	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.386	3.617	2,746
	2019	2.594	3.386	2,746
	2018	2.748	2.594	2,746
	2017	2.325	2.748	2,746
	2016	2.038	2.325	2,746
	2015	2.146	2.038	2,746
	2014	1.905	2.146	7,710
	2013	1.524	1.905	8,025
	2012	1.346	1.524	13,170
	2011	1.257	1.346	13,170
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)	2020	3.662	4.749	7,213
	2019	2.793	3.662	7,811
	2018	2.815	2.793	8,369
	2017	2.256	2.815	14,466
	2016	2.118	2.256	15,082
	2015	1.945	2.118	36,250
	2014	1.720	1.945	80,739
	2013	1.257	1.720	85,331
	2012	1.053	1.257	95,631
	2011	1.069	1.053	117,355
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)	2020	3.538	3.694	2,794
	2019	2.767	3.538	2,794
	2018	3.061	2.767	3,880
	2017	2.687	3.061	3,880
	2016	2.397	2.687	3,880
	2015	2.488	2.397	9,028
	2014	2.245	2.488	9,028
	2013	1.710	2.245	9,028
	2012	1.479	1.710	9,028
	2011	1.421	1.479	26,579
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2020	3.978	5.654	102
	2019	3.161	3.978	309
	2018	3.080	3.161	531
	2017	2.499	3.080	758
	2016	2.381	2.499	1,008
	2015	2.510	2.381	1,291
	2014	2.431	2.510	2,357
	2013	1.666	2.431	2,646
	2012	1.406	1.666	2,965
	2011	1.398	1.406	3,325
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)	2011	0.950	1.025	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (5/99)	2020	2.488	2.697	5,027
	2019	2.235	2.488	5,027
	2018	2.305	2.235	5,027
	2017	2.197	2.305	5,027
	2016	2.118	2.197	5,027
	2015	2.110	2.118	5,027
	2014	2.134	2.110	5,027
	2013	1.970	2.134	9,974
	2012	1.685	1.970	49,037
	2011	1.658	1.685	49,037
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.045	1.035	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (3/99)	2020	2.315	2.823	—
	2019	1.842	2.315	—

BRA — Separate Account Charges 0.80% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.874	1.842	8,111
	2017	1.618	1.874	8,111
	2016	1.535	1.618	8,111
	2015	1.575	1.535	8,111
	2014	1.452	1.575	31,853
	2013	1.233	1.452	40,398
	2012	1.123	1.233	46,460
	2011	1.132	1.123	49,147
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (7/99)	2020	1.820	1.820	—
	2019	1.820	1.820	—
	2018	1.820	1.820	—
	2017	1.820	1.820	—
	2016	1.698	1.820	—
	2015	1.916	1.698	6,351
	2014	1.849	1.916	6,351
	2013	1.624	1.849	6,351
	2012	1.436	1.624	6,351
	2011	1.561	1.436	6,351

BRA — Separate Account Charges 1.25% 140 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	1.864	1.806	—
	2019	1.532	1.864	—
	2018	1.791	1.532	—
	2017	1.558	1.791	—
	2016	1.364	1.558	—
	2015	1.490	1.364	—
	2014	1.399	1.490	—
	2013	1.061	1.399	—
	2012	0.920	1.061	—
	2011	0.959	0.920	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.592	6.389	—
	2019	1.899	2.592	—
	2018	1.771	1.899	—
	2017	1.300	1.771	—
	2016	1.458	1.300	—
	2015	1.576	1.458	—
	2014	1.602	1.576	—
	2013	1.183	1.602	—
	2012	1.112	1.183	—
	2011	1.227	1.112	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.525	1.611	—
	2019	1.443	1.525	—
	2018	1.486	1.443	—
	2017	1.460	1.486	—
	2016	1.461	1.460	—
	2015	1.500	1.461	—
	2014	1.479	1.500	—
	2013	1.548	1.479	—
	2012	1.455	1.548	—
	2011	1.448	1.455	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	6.244	8.553	—
	2019	4.826	6.244	—
	2018	4.839	4.826	—
	2017	3.710	4.839	—
	2016	3.806	3.710	—
	2015	3.678	3.806	—
	2014	3.468	3.678	—
	2013	2.653	3.468	—
	2012	2.382	2.653	—
	2011	2.687	2.382	—

BRA — Separate Account Charges 1.25% 140 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	5.784	6.630	—
	2019	4.829	5.784	—
	2018	5.153	4.829	—
	2017	4.595	5.153	—
	2016	4.410	4.595	—
	2015	4.415	4.410	—
	2014	4.101	4.415	—
	2013	3.492	4.101	—
	2012	3.191	3.492	—
	2011	3.156	3.191	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	6.058	6.564	—
	2019	4.751	6.058	—
	2018	4.883	4.751	—
	2017	4.211	4.883	—
	2016	4.028	4.211	—
	2015	4.040	4.028	—
	2014	3.749	4.040	—
	2013	2.880	3.749	—
	2012	2.620	2.880	—
	2011	2.804	2.620	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.006	4.578	—
	2019	2.330	3.006	—
	2018	2.390	2.330	—
	2017	1.792	2.390	—
	2016	1.842	1.792	—
	2015	1.711	1.842	—
	2014	1.616	1.711	—
	2013	1.213	1.616	—
	2012	1.078	1.213	—
	2011	1.105	1.078	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	3.764	4.547	—
	2019	2.910	3.764	—
	2018	3.206	2.910	—
	2017	2.686	3.206	—
	2016	2.474	2.686	—
	2015	2.480	2.474	—
	2014	2.388	2.480	—
	2013	1.701	2.388	—
	2012	1.507	1.701	—
	2011	1.525	1.507	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B, if applicable, for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 02/25/05, The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.

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Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
There have been no recent Underlying Fund name changes.
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
B-1

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Appendix C

UNDERLYING FUNDS with DIFFERENT Legal and Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity® Variable Insurance Products	Dynamic Capital Appreciation Portfolio	Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
Annuity Contract Legal and Marketing Name
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
C-1

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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Diversification
    Changes to Tax Rules and Interpretation
    Qualified Annuity Contracts
    Types of Qualified Plans
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Condensed Financial Information - BRA
Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 21
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Appendix E

What You Need To Know If You Are A Texas Optional Retirement Program Participant
If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.
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Appendix F

Competing Funds
The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	BlackRock Ultra-Short Term Bond Portfolio
•	Black Rock High Yield Portfolio
•	BlackRock Bond Income Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	Western Asset Core Plus VIT Portfolio
•	PIMCO Inflation Protection Bond Portfolio
•	PIMCO Total Return Portfolio
•	Western Asset Management Strategic Bond Opportunities Portfolio
•	Western Asset Management U.S. Government Portfolio
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Appendix G

Waiver of Withdrawal Charge for Nursing Home Confinement Rider
Not available under Section 457 Plans
Not available if owner is age 71 or older on the Contract Date.
Please refer to Your Contract for state variations of this waiver.
(Not available in Massachusetts, New York and Texas)
If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, You may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to Us, which may include certification by a licensed physician that such confinement is medically necessary.
An eligible nursing home is defined as an institution or special nursing unit of a hospital which:
(a)	is Medicare approved as a provider of skilled nursing care services; and
(b)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
OR
Meets all of the following standards:
(a)	is licensed as a nursing care facility by the state in which it is licensed;
(b)	is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
(c)	provides nursing care to individuals who are not able to care for themselves and who require nursing care;
(d)	provides, as a primary function, nursing care and room and board; and charges for these services;
(e)	provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
(f)	may provide care by a licensed physical, respiratory, occupational or speech therapist; and
(g)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which We will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant’s 71st birthday.
We will pay any withdrawal requested under the scope of this waiver as soon as We receive proper written proof of Your claim, and We will pay the withdrawal in a lump sum. You should consult with Your personal tax adviser regarding the tax impact of any withdrawals taken from Your Contract.
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Brighthouse Retirement Account Annuity
Unallocated Group Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
Dated
April 30, 2021
For Variable Annuity Contracts
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2021. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, or by calling (833) 208-3018, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
BLIC-Book-21

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (“MetLife USA”). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (“MICC”), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (“MLAC”), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (“MLI USA”), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (“MLI”), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (“MLI-CA”), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established Brighthouse Separate Account Eleven for Variable Annuities (the “Separate Account”), which is a segregated account that holds the Contract’s assets that are invested in the Underlying Funds. The Board of Directors of our predecessor, MetLife Insurance Company of Connecticut (“MICC”), adopted a resolution to establish the Separate Account under Delaware insurance law on November 14, 2002. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $5,297,734.
PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
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These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2020. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2020 is $17,000*. The amount of commissions paid to selected broker-dealer firms during 2020 is $415,307. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2020 is $432,307*.
*	For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2020 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Cetera Advisor Networks LLC
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
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ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time, We advertise the performance of various Funding Options of the Separate Account, including standardized and non-standardized performance. Performance may be calculated based upon historical performance of the Underlying Funds and may assume that the Funding Options were in existence prior to their inception dates. Any performance data that includes all or a portion of the time between the Underlying Fund inception date and the Funding Option inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Funding Option had been introduced as of the Underlying Fund inception date. After the inception date, actual accumulation unit or annuity unit data is used. Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Funding Options with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index.
Past performance is no guarantee of future results. Any illustration should not be relied on as a guarantee of future results.
TAXES
Non-Qualified Annuity Contracts
Diversification
In order for your non-qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.
We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.
The 3.8 % tax on net investment income described in the prospectus will result in the following top tax rates on investment income:
Capital Gains	Dividends	Other
23.8%	40.8%	40.8%
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
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Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.
Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
IRA	$6,000	$1,000
401(k)	$19,500	$6,500
SEP/401(a)	(Employer contributions only)
403(b) (TSA)	$19,500	$6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You:
1.	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.	Make certain withdrawals under plans for which a qualified consent is required;
3.	Name someone other than the spouse as your beneficiary; or
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4.	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
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CONDENSED FINANCIAL INFORMATION —
BRA

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
BRA — Separate Account Charges 0.80% 5% AIR
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.904	5.053	—
	2019	2.909	3.904	—
	2018	3.224	2.909	—
	2017	2.472	3.224	—
	2016	2.477	2.472	—
	2015	2.335	2.477	—
	2014	2.300	2.335	—
	2013	1.795	2.300	—
	2012	1.476	1.795	—
	2011	1.633	1.476	—
American Funds Growth Subaccount (Class 2) (5/04)	2020	4.026	6.073	—
	2019	3.103	4.026	—
	2018	3.136	3.103	—
	2017	2.464	3.136	—
	2016	2.268	2.464	—
	2015	2.140	2.268	—
	2014	1.988	2.140	—
	2013	1.540	1.988	—
	2012	1.317	1.540	—
	2011	1.387	1.317	—
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.265	3.678	—
	2019	2.609	3.265	—
	2018	2.678	2.609	—
	2017	2.206	2.678	—
	2016	1.994	2.206	—
	2015	1.981	1.994	—
	2014	1.805	1.981	—
	2013	1.363	1.805	—
	2012	1.170	1.363	—
	2011	1.201	1.170	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2020	3.702	3.962	—
	2019	3.240	3.702	—
	2018	3.349	3.240	—
	2017	3.121	3.349	—
	2016	2.750	3.121	—
	2015	2.877	2.750	—
	2014	2.801	2.877	—
	2013	2.570	2.801	—
	2012	2.215	2.570	—
	2011	2.176	2.215	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	2.047	2.414	—
	2019	1.618	2.047	—
	2018	1.814	1.618	—
	2017	1.487	1.814	—
	2016	1.376	1.487	—
	2015	1.415	1.376	—
	2014	1.358	1.415	—
	2013	1.057	1.358	—
	2012	0.912	1.057	—
	2011	1.061	0.912	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)	2020	2.735	2.698	—
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BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.141	2.735	—
	2018	2.546	2.141	—
	2017	2.298	2.546	—
	2016	1.765	2.298	—
	2015	1.880	1.765	—
	2014	1.864	1.880	—
	2013	1.418	1.864	—
	2012	1.212	1.418	—
	2011	1.342	1.212	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2020	2.972	3.764	—
	2019	2.476	2.972	—
	2018	2.900	2.476	—
	2017	2.273	2.900	—
	2016	2.049	2.273	—
	2015	2.392	2.049	—
	2014	2.571	2.392	—
	2013	2.723	2.571	—
	2012	2.304	2.723	—
	2011	2.848	2.304	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.695	3.264	—
	2019	2.061	2.695	—
	2018	2.217	2.061	—
	2017	1.833	2.217	—
	2016	1.706	1.833	—
	2015	1.646	1.706	—
	2014	1.461	1.646	—
	2013	1.097	1.461	—
	2012	0.975	1.097	—
	2011	0.980	0.975	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)	2020	1.551	1.465	—
	2019	1.250	1.551	—
	2018	1.375	1.250	—
	2017	1.249	1.375	—
	2016	1.245	1.249	—
	2015	1.270	1.245	—
	2014	1.126	1.270	—
	2013	1.094	1.126	—
	2012	0.874	1.094	—
	2011	0.930	0.874	—
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)	2014	1.185	1.237	—
	2013	0.925	1.185	—
	2012	0.759	0.925	—
	2011	0.826	0.759	—
BHFTI Harris Oakmark International Subaccount (Class A) (1/70)	2020	2.300	2.404	—
	2019	1.857	2.300	—
	2018	2.455	1.857	—
	2017	1.892	2.455	—
	2016	1.759	1.892	—
	2015	1.853	1.759	—
	2014	1.977	1.853	—
	2013	1.524	1.977	—
	2012	1.186	1.524	—
	2011	1.390	1.186	—
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.548	3.502	—
	2019	2.862	3.548	—
	2018	3.285	2.862	—
	2017	2.805	3.285	—
	2016	2.411	2.805	—
	2015	2.585	2.411	—
	2014	2.383	2.585	—
	2013	1.774	2.383	—
	2012	1.509	1.774	—
	2011	1.544	1.509	—
BHFTI Invesco Global Equity Subaccount (Class B) (1/70)	2013	1.144	1.442	—
	2012	0.952	1.144	—
	2011	1.047	0.952	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)	2020	3.027	4.722	—
9

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.448	3.027	—
	2018	2.706	2.448	—
	2017	2.171	2.706	—
	2016	1.959	2.171	—
	2015	2.003	1.959	—
	2014	1.867	2.003	—
	2013	1.339	1.867	—
	2012	1.139	1.339	—
	2011	1.158	1.139	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	1.819	2.392	—
	2019	1.481	1.819	—
	2018	1.602	1.481	—
	2017	1.360	1.602	—
	2016	1.332	1.360	—
	2015	1.396	1.332	—
	2014	1.233	1.396	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)	2016	1.943	2.007	—
	2015	1.996	1.943	—
	2014	1.914	1.996	—
	2013	1.783	1.914	—
	2012	1.588	1.783	—
	2011	1.527	1.588	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	2.030	2.276	—
	2019	1.595	2.030	—
	2018	1.870	1.595	—
	2017	1.471	1.870	—
	2016	1.495	1.471	—
	2015	1.535	1.495	—
	2014	1.662	1.535	—
	2013	1.405	1.662	—
	2012	1.214	1.405	—
	2011	1.370	1.214	—
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.010	2.184	—
	2012	1.919	2.010	—
	2011	2.039	1.919	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.671	6.707	—
	2019	1.922	2.671	—
	2018	1.759	1.922	—
	2017	1.267	1.759	—
	2016	1.395	1.267	—
	2015	1.481	1.395	—
	2014	1.478	1.481	—
	2013	1.071	1.478	—
	2012	0.988	1.071	—
	2011	1.070	0.988	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.543	1.713	—
	2019	1.434	1.543	—
	2018	1.477	1.434	—
	2017	1.434	1.477	—
	2016	1.375	1.434	—
	2015	1.427	1.375	—
	2014	1.395	1.427	—
	2013	1.544	1.395	—
	2012	1.424	1.544	—
	2011	1.288	1.424	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.262	2.435	—
	2019	2.102	2.262	—
	2018	2.124	2.102	—
	2017	2.049	2.124	—
	2016	2.013	2.049	—
	2015	2.029	2.013	—
	2014	1.963	2.029	—
	2013	2.017	1.963	—
	2012	1.861	2.017	—
	2011	1.819	1.861	—
BHFTI Pioneer Fund Subaccount (Class A) (1/70)	2016	1.511	1.524	—
10

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.522	1.511	—
	2014	1.381	1.522	—
	2013	1.046	1.381	—
	2012	0.953	1.046	—
	2011	1.007	0.953	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70)	2016	2.460	2.528	—
	2015	2.512	2.460	—
	2014	2.422	2.512	—
	2013	2.404	2.422	—
	2012	2.171	2.404	—
	2011	2.112	2.171	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)	2020	2.311	2.359	—
	2019	1.842	2.311	—
	2018	2.044	1.842	—
	2017	1.762	2.044	—
	2016	1.532	1.762	—
	2015	1.601	1.532	—
	2014	1.425	1.601	—
	2013	1.074	1.425	—
	2012	0.917	1.074	—
	2011	0.963	0.917	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.691	2.749	—
	2019	2.142	2.691	—
	2018	2.375	2.142	—
	2017	2.045	2.375	—
	2016	1.776	2.045	—
	2015	1.855	1.776	—
	2014	1.691	1.855	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.586	2.761	—
	2019	2.021	2.586	—
	2018	2.267	2.021	—
	2017	2.087	2.267	—
	2016	1.822	2.087	—
	2015	2.018	1.822	—
	2014	1.855	2.018	—
	2013	1.435	1.855	—
	2012	1.261	1.435	—
	2011	1.320	1.261	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	2.130	2.295	—
	2019	1.955	2.130	—
	2018	1.978	1.955	—
	2017	1.915	1.978	—
	2016	1.872	1.915	—
	2015	1.876	1.872	—
	2014	1.766	1.876	—
	2013	1.794	1.766	—
	2012	1.682	1.794	—
	2011	1.591	1.682	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	2.425	3.384	—
	2019	1.840	2.425	—
	2018	1.811	1.840	—
	2017	1.363	1.811	—
	2016	1.373	1.363	—
	2015	1.302	1.373	—
	2014	1.206	1.302	—
	2013	0.905	1.206	—
	2012	0.798	0.905	—
	2011	0.883	0.798	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)	2020	1.232	1.227	—
	2019	1.216	1.232	—
	2018	1.204	1.216	—
	2017	1.203	1.204	—
	2016	1.208	1.203	—
	2015	1.218	1.208	—
	2014	1.228	1.218	—
	2013	1.238	1.228	—
	2012	1.248	1.238	—
	2011	1.258	1.248	—
11

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)	2020	1.809	1.993	—
	2019	1.578	1.809	—
	2018	1.664	1.578	—
	2017	1.516	1.664	—
	2016	1.440	1.516	—
	2015	1.467	1.440	—
	2014	1.410	1.467	—
	2013	1.281	1.410	—
	2012	1.159	1.281	—
	2011	1.156	1.159	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)	2020	1.915	2.163	—
	2019	1.616	1.915	—
	2018	1.736	1.616	—
	2017	1.525	1.736	—
	2016	1.435	1.525	—
	2015	1.465	1.435	—
	2014	1.406	1.465	—
	2013	1.201	1.406	—
	2012	1.069	1.201	—
	2011	1.093	1.069	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)	2020	2.090	2.418	—
	2019	1.703	2.090	—
	2018	1.868	1.703	—
	2017	1.581	1.868	—
	2016	1.473	1.581	—
	2015	1.511	1.473	—
	2014	1.447	1.511	—
	2013	1.174	1.447	—
	2012	1.025	1.174	—
	2011	1.074	1.025	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.956	3.452	—
	2019	2.423	2.956	—
	2018	2.538	2.423	—
	2017	2.222	2.538	—
	2016	2.093	2.222	—
	2015	2.057	2.093	—
	2014	1.876	2.057	—
	2013	1.568	1.876	—
	2012	1.406	1.568	—
	2011	1.366	1.406	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.778	3.066	—
	2019	2.139	2.778	—
	2018	2.158	2.139	—
	2017	1.827	2.158	—
	2016	1.715	1.827	—
	2015	1.689	1.715	—
	2014	1.539	1.689	—
	2013	1.160	1.539	—
	2012	1.036	1.160	—
	2011	1.088	1.036	—
BHFTII FI Value Leaders Subaccount (Class D) (1/70)	2013	1.276	1.408	—
	2012	1.112	1.276	—
	2011	1.196	1.112	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)	2020	2.976	3.885	—
	2019	2.255	2.976	—
	2018	2.413	2.255	—
	2017	1.943	2.413	—
	2016	1.861	1.943	—
	2015	1.825	1.861	—
	2014	1.656	1.825	—
	2013	1.259	1.656	—
	2012	1.145	1.259	—
	2011	1.191	1.145	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.875	4.460	—
12

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.187	2.875	—
	2018	2.202	2.187	—
	2017	1.621	2.202	—
	2016	1.636	1.621	—
	2015	1.492	1.636	—
	2014	1.383	1.492	—
	2013	1.019	1.383	—
	2012	0.889	1.019	—
	2011	0.894	0.889	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	2.133	2.268	—
	2019	1.979	2.133	—
	2018	1.998	1.979	—
	2017	1.951	1.998	—
	2016	1.921	1.951	—
	2015	1.932	1.921	—
	2014	1.840	1.932	—
	2013	1.899	1.840	—
	2012	1.843	1.899	—
	2011	1.728	1.843	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)	2011	0.980	1.064	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.774	1.898	—
	2019	1.467	1.774	—
	2018	1.718	1.467	—
	2017	1.386	1.718	—
	2016	1.379	1.386	—
	2015	1.405	1.379	—
	2014	1.507	1.405	—
	2013	1.247	1.507	—
	2012	1.062	1.247	—
	2011	1.223	1.062	—
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	5.514	6.543	—
	2019	4.425	5.514	—
	2018	5.010	4.425	—
	2017	4.404	5.010	—
	2016	3.660	4.404	—
	2015	3.855	3.660	—
	2014	3.699	3.855	—
	2013	2.691	3.699	—
	2012	2.332	2.691	—
	2011	2.451	2.332	—
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.347	2.749	—
	2019	1.804	2.347	—
	2018	1.906	1.804	—
	2017	1.581	1.906	—
	2016	1.427	1.581	—
	2015	1.422	1.427	—
	2014	1.264	1.422	—
	2013	0.965	1.264	—
	2012	0.841	0.965	—
	2011	0.832	0.841	—
BHFTII MFS® Total Return Subaccount (Class F) (1/70)	2020	2.987	3.246	—
	2019	2.506	2.987	—
	2018	2.681	2.506	—
	2017	2.408	2.681	—
	2016	2.228	2.408	—
	2015	2.253	2.228	—
	2014	2.095	2.253	—
	2013	1.778	2.095	—
	2012	1.610	1.778	—
	2011	1.588	1.610	—
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.522	3.632	—
13

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.728	3.522	—
	2018	3.058	2.728	—
	2017	2.612	3.058	—
	2016	2.302	2.612	—
	2015	2.324	2.302	—
	2014	2.114	2.324	—
	2013	1.570	2.114	—
	2012	1.357	1.570	—
	2011	1.356	1.357	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	4.400	5.460	—
	2019	3.420	4.400	—
	2018	3.695	3.420	—
	2017	3.218	3.695	—
	2016	2.733	3.218	—
	2015	2.739	2.733	—
	2014	2.761	2.739	—
	2013	2.199	2.761	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.810	5.918	—
	2019	3.650	4.810	—
	2018	3.947	3.650	—
	2017	3.247	3.947	—
	2016	2.936	3.247	—
	2015	2.888	2.936	—
	2014	2.730	2.888	—
	2013	1.909	2.730	—
	2012	1.660	1.909	—
	2011	1.650	1.660	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	43.572	46.213	—
	2019	38.364	43.572	—
	2018	40.201	38.364	—
	2017	37.442	40.201	—
	2016	35.920	37.442	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.896	1.983	—
	2019	1.800	1.896	—
	2018	1.794	1.800	—
	2017	1.772	1.794	—
	2016	1.761	1.772	—
	2015	1.762	1.761	—
	2014	1.725	1.762	—
	2013	1.749	1.725	—
	2012	1.703	1.749	—
	2011	1.625	1.703	—
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (4/99)	2020	6.176	6.011	—
	2019	4.859	6.176	—
	2018	5.881	4.859	—
	2017	5.291	5.881	—
	2016	4.059	5.291	—
	2015	4.363	4.059	—
	2014	4.154	4.363	—
	2013	3.136	4.154	—
	2012	2.776	3.136	—
	2011	2.836	2.776	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2020	4.043	5.223	—
	2019	3.105	4.043	—
	2018	3.352	3.105	—
	2017	2.779	3.352	—
	2016	2.600	2.779	—
	2015	2.610	2.600	—
	2014	2.357	2.610	—
	2013	1.814	2.357	—
	2012	1.575	1.814	—
	2011	1.633	1.575	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2020	4.717	5.515	—
14

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.860	4.717	—
	2018	4.566	3.860	—
	2017	3.819	4.566	—
	2016	3.439	3.819	—
	2015	3.524	3.439	—
	2014	3.350	3.524	—
	2013	2.486	3.350	—
	2012	2.187	2.486	—
	2011	2.473	2.187	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2020	2.698	3.137	—
	2019	2.147	2.698	—
	2018	2.570	2.147	—
	2017	1.845	2.570	—
	2016	1.584	1.845	—
	2015	1.986	1.584	—
	2014	2.185	1.986	—
	2013	2.223	2.185	—
	2012	1.980	2.223	—
	2011	2.372	1.980	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.803	1.768	—
	2019	1.615	1.803	—
	2018	1.926	1.615	—
	2017	1.663	1.926	—
	2016	1.564	1.663	—
	2015	1.687	1.564	—
	2014	1.913	1.687	—
	2013	1.568	1.913	—
	2012	1.337	1.568	—
	2011	1.508	1.337	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2020	4.154	4.911	—
	2019	3.098	4.154	—
	2018	3.144	3.098	—
	2017	2.494	3.144	—
	2016	2.242	2.494	—
	2015	2.178	2.242	—
	2014	1.956	2.178	—
	2013	1.493	1.956	—
	2012	1.287	1.493	—
	2011	1.319	1.287	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2020	2.902	3.398	—
	2019	2.339	2.902	—
	2018	2.573	2.339	—
	2017	2.230	2.573	—
	2016	2.221	2.230	—
	2015	2.279	2.221	—
	2014	1.908	2.279	—
	2013	1.301	1.908	—
	2012	1.105	1.301	—
	2011	1.087	1.105	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.676	1.689	—
	2013	1.278	1.676	—
	2012	1.120	1.278	—
	2011	1.204	1.120	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2020	3.365	3.831	—
	2019	2.612	3.365	—
	2018	2.680	2.612	—
	2017	2.259	2.680	—
	2016	2.075	2.259	—
	2015	2.059	2.075	—
	2014	1.870	2.059	—
	2013	1.450	1.870	—
	2012	1.260	1.450	—
	2011	1.238	1.260	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)	2011	0.964	1.050	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.386	3.617	—
15

BRA — Separate Account Charges 0.80% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.594	3.386	—
	2018	2.748	2.594	—
	2017	2.325	2.748	—
	2016	2.038	2.325	—
	2015	2.146	2.038	—
	2014	1.905	2.146	—
	2013	1.524	1.905	—
	2012	1.346	1.524	—
	2011	1.260	1.346	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)	2020	3.662	4.749	—
	2019	2.793	3.662	—
	2018	2.815	2.793	—
	2017	2.256	2.815	—
	2016	2.118	2.256	—
	2015	1.945	2.118	—
	2014	1.720	1.945	—
	2013	1.257	1.720	—
	2012	1.053	1.257	—
	2011	1.069	1.053	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2020	3.978	5.654	—
	2019	3.161	3.978	—
	2018	3.080	3.161	—
	2017	2.499	3.080	—
	2016	2.381	2.499	—
	2015	2.510	2.381	—
	2014	2.431	2.510	—
	2013	1.666	2.431	—
	2012	1.406	1.666	—
	2011	1.398	1.406	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (5/99)	2020	2.488	2.697	—
	2019	2.235	2.488	—
	2018	2.305	2.235	—
	2017	2.197	2.305	—
	2016	2.118	2.197	—
	2015	2.110	2.118	—
	2014	2.134	2.110	—
	2013	1.970	2.134	—
	2012	1.685	1.970	—
	2011	1.658	1.685	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (3/99)	2020	2.315	2.823	—
	2019	1.842	2.315	—
	2018	1.874	1.842	—
	2017	1.618	1.874	—
	2016	1.535	1.618	—
	2015	1.575	1.535	—
	2014	1.452	1.575	—
	2013	1.233	1.452	—
	2012	1.123	1.233	—
	2011	1.132	1.123	—

BRA — Separate Account Charges 0.80% 25 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.358	2.321	—
16

BRA — Separate Account Charges 0.80% 25 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.907	2.358	—
	2018	2.194	1.907	—
	2017	1.878	2.194	—
	2016	1.618	1.878	—
	2015	1.739	1.618	—
	2014	1.608	1.739	—
	2013	1.200	1.608	—
	2012	1.024	1.200	—
	2011	1.050	1.024	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	3.507	8.784	—
	2019	2.529	3.507	—
	2018	2.320	2.529	—
	2017	1.676	2.320	—
	2016	1.850	1.676	—
	2015	1.969	1.850	—
	2014	1.969	1.969	—
	2013	1.431	1.969	—
	2012	1.324	1.431	—
	2011	1.437	1.324	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.063	2.215	—
	2019	1.922	2.063	—
	2018	1.947	1.922	—
	2017	1.883	1.947	—
	2016	1.854	1.883	—
	2015	1.874	1.854	—
	2014	1.817	1.874	—
	2013	1.872	1.817	—
	2012	1.731	1.872	—
	2011	1.696	1.731	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	2.022	2.173	—
	2019	1.861	2.022	—
	2018	1.887	1.861	—
	2017	1.832	1.887	—
	2016	1.795	1.832	—
	2015	1.804	1.795	—
	2014	1.702	1.804	—
	2013	1.733	1.702	—
	2012	1.629	1.733	—
	2011	1.545	1.629	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	9.343	13.004	—
	2019	7.106	9.343	—
	2018	7.012	7.106	—
	2017	5.291	7.012	—
	2016	5.342	5.291	—
	2015	5.079	5.342	—
	2014	4.714	5.079	—
	2013	3.549	4.714	—
	2012	3.136	3.549	—
	2011	3.480	3.136	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	9.885	11.515	—
	2019	8.122	9.885	—
	2018	8.529	8.122	—
	2017	7.485	8.529	—
	2016	7.070	7.485	—
	2015	6.965	7.070	—
	2014	6.367	6.965	—
	2013	5.335	6.367	—
	2012	4.798	5.335	—
	2011	4.671	4.798	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	9.064	9.979	—
	2019	6.995	9.064	—
	2018	7.076	6.995	—
	2017	6.005	7.076	—
	2016	5.653	6.005	—
	2015	5.579	5.653	—
	2014	5.096	5.579	—
	2013	3.852	5.096	—
	2012	3.449	3.852	—
	2011	3.632	3.449	—
17

BRA — Separate Account Charges 0.80% 25 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.989	6.173	—
	2019	3.043	3.989	—
	2018	3.072	3.043	—
	2017	2.266	3.072	—
	2016	2.293	2.266	—
	2015	2.096	2.293	—
	2014	1.948	2.096	—
	2013	1.440	1.948	—
	2012	1.259	1.440	—
	2011	1.269	1.259	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	5.426	6.660	—
	2019	4.128	5.426	—
	2018	4.475	4.128	—
	2017	3.691	4.475	—
	2016	3.345	3.691	—
	2015	3.299	3.345	—
	2014	3.126	3.299	—
	2013	2.191	3.126	—
	2012	1.911	2.191	—
	2011	1.903	1.911	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.800	1.877	—
	2019	1.713	1.800	—
	2018	1.712	1.713	—
	2017	1.695	1.712	—
	2016	1.688	1.695	—
	2015	1.694	1.688	—
	2014	1.663	1.694	—
	2013	1.690	1.663	—
	2012	1.650	1.690	—
	2011	1.578	1.650	—

BRA — Separate Account Charges 0.80% 43 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.296	2.257	—
	2019	1.860	2.296	—
	2018	2.144	1.860	—
	2017	1.839	2.144	—
	2016	1.587	1.839	—
	2015	1.709	1.587	—
	2014	1.583	1.709	—
	2013	1.184	1.583	—
	2012	1.012	1.184	—
	2011	1.040	1.012	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	3.390	8.475	—
	2019	2.449	3.390	—
	2018	2.251	2.449	—
	2017	1.629	2.251	—
	2016	1.801	1.629	—
	2015	1.920	1.801	—
	2014	1.924	1.920	—
	2013	1.401	1.924	—
	2012	1.298	1.401	—
	2011	1.412	1.298	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.994	2.137	—
18

BRA — Separate Account Charges 0.80% 43 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.861	1.994	—
	2018	1.888	1.861	—
	2017	1.829	1.888	—
	2016	1.805	1.829	—
	2015	1.827	1.805	—
	2014	1.775	1.827	—
	2013	1.832	1.775	—
	2012	1.698	1.832	—
	2011	1.666	1.698	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	1.948	2.090	—
	2019	1.796	1.948	—
	2018	1.825	1.796	—
	2017	1.774	1.825	—
	2016	1.742	1.774	—
	2015	1.753	1.742	—
	2014	1.657	1.753	—
	2013	1.691	1.657	—
	2012	1.592	1.691	—
	2011	1.512	1.592	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	8.928	12.405	—
	2019	6.804	8.928	—
	2018	6.725	6.804	—
	2017	5.084	6.725	—
	2016	5.142	5.084	—
	2015	4.898	5.142	—
	2014	4.554	4.898	—
	2013	3.435	4.554	—
	2012	3.040	3.435	—
	2011	3.380	3.040	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	9.306	10.822	—
	2019	7.660	9.306	—
	2018	8.059	7.660	—
	2017	7.085	8.059	—
	2016	6.704	7.085	—
	2015	6.617	6.704	—
	2014	6.059	6.617	—
	2013	5.087	6.059	—
	2012	4.583	5.087	—
	2011	4.469	4.583	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	8.662	9.520	—
	2019	6.697	8.662	—
	2018	6.786	6.697	—
	2017	5.770	6.786	—
	2016	5.442	5.770	—
	2015	5.380	5.442	—
	2014	4.923	5.380	—
	2013	3.728	4.923	—
	2012	3.344	3.728	—
	2011	3.528	3.344	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.864	5.969	—
	2019	2.953	3.864	—
	2018	2.986	2.953	—
	2017	2.207	2.986	—
	2016	2.237	2.207	—
	2015	2.049	2.237	—
	2014	1.907	2.049	—
	2013	1.412	1.907	—
	2012	1.237	1.412	—
	2011	1.250	1.237	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	5.207	6.380	—
	2019	3.969	5.207	—
	2018	4.310	3.969	—
	2017	3.561	4.310	—
	2016	3.234	3.561	—
	2015	3.195	3.234	—
	2014	3.033	3.195	—
	2013	2.130	3.033	—
	2012	1.860	2.130	—
	2011	1.856	1.860	—
19

BRA — Separate Account Charges 0.80% 43 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.734	1.805	—
	2019	1.653	1.734	—
	2018	1.655	1.653	—
	2017	1.641	1.655	—
	2016	1.638	1.641	—
	2015	1.646	1.638	—
	2014	1.619	1.646	—
	2013	1.649	1.619	—
	2012	1.612	1.649	—
	2011	1.545	1.612	—

BRA — Separate Account Charges 0.80% 62 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.233	2.190	—
	2019	1.813	2.233	—
	2018	2.093	1.813	—
	2017	1.799	2.093	—
	2016	1.556	1.799	—
	2015	1.678	1.556	—
	2014	1.557	1.678	—
	2013	1.166	1.557	—
	2012	0.999	1.166	—
	2011	1.029	0.999	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	3.270	8.160	—
	2019	2.367	3.270	—
	2018	2.180	2.367	—
	2017	1.580	2.180	—
	2016	1.751	1.580	—
	2015	1.870	1.751	—
	2014	1.878	1.870	—
	2013	1.370	1.878	—
	2012	1.272	1.370	—
	2011	1.386	1.272	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.924	2.058	—
	2019	1.799	1.924	—
	2018	1.829	1.799	—
	2017	1.775	1.829	—
	2016	1.755	1.775	—
	2015	1.780	1.755	—
	2014	1.732	1.780	—
	2013	1.792	1.732	—
	2012	1.663	1.792	—
	2011	1.635	1.663	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	8.511	11.803	—
	2019	6.498	8.511	—
	2018	6.436	6.498	—
	2017	4.874	6.436	—
	2016	4.939	4.874	—
	2015	4.714	4.939	—
	2014	4.391	4.714	—
	2013	3.318	4.391	—
	2012	2.943	3.318	—
	2011	3.278	2.943	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	8.733	10.135	—
20

BRA — Separate Account Charges 0.80% 62 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	7.202	8.733	—
	2018	7.591	7.202	—
	2017	6.687	7.591	—
	2016	6.339	6.687	—
	2015	6.268	6.339	—
	2014	5.751	6.268	—
	2013	4.837	5.751	—
	2012	4.366	4.837	—
	2011	4.266	4.366	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	8.257	9.058	—
	2019	6.396	8.257	—
	2018	6.494	6.396	—
	2017	5.532	6.494	—
	2016	5.227	5.532	—
	2015	5.178	5.227	—
	2014	4.747	5.178	—
	2013	3.601	4.747	—
	2012	3.237	3.601	—
	2011	3.421	3.237	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.737	5.761	—
	2019	2.861	3.737	—
	2018	2.898	2.861	—
	2017	2.146	2.898	—
	2016	2.180	2.146	—
	2015	2.000	2.180	—
	2014	1.865	2.000	—
	2013	1.384	1.865	—
	2012	1.215	1.384	—
	2011	1.229	1.215	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.986	6.097	—
	2019	3.807	4.986	—
	2018	4.143	3.807	—
	2017	3.429	4.143	—
	2016	3.120	3.429	—
	2015	3.089	3.120	—
	2014	2.937	3.089	—
	2013	2.067	2.937	—
	2012	1.809	2.067	—
	2011	1.808	1.809	—

BRA — Separate Account Charges 0.80% 110 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.081	2.032	—
	2019	1.697	2.081	—
	2018	1.970	1.697	—
	2017	1.701	1.970	—
	2016	1.478	1.701	—
	2015	1.602	1.478	—
	2014	1.493	1.602	—
	2013	1.124	1.493	—
	2012	0.968	1.124	—
	2011	1.001	0.968	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.987	7.417	—
	2019	2.172	2.987	—
	2018	2.010	2.172	—
	2017	1.464	2.010	—
	2016	1.630	1.464	—
	2015	1.749	1.630	—
	2014	1.765	1.749	—
	2013	1.294	1.765	—
	2012	1.207	1.294	—
	2011	1.321	1.207	—
21

BRA — Separate Account Charges 0.80% 110 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.757	1.870	—
	2019	1.651	1.757	—
	2018	1.686	1.651	—
	2017	1.645	1.686	—
	2016	1.634	1.645	—
	2015	1.665	1.634	—
	2014	1.629	1.665	—
	2013	1.692	1.629	—
	2012	1.579	1.692	—
	2011	1.559	1.579	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	7.542	10.409	—
	2019	5.786	7.542	—
	2018	5.758	5.786	—
	2017	4.382	5.758	—
	2016	4.462	4.382	—
	2015	4.279	4.462	—
	2014	4.004	4.279	—
	2013	3.041	4.004	—
	2012	2.710	3.041	—
	2011	3.033	2.710	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	7.435	8.588	—
	2019	6.161	7.435	—
	2018	6.526	6.161	—
	2017	5.776	6.526	—
	2016	5.502	5.776	—
	2015	5.467	5.502	—
	2014	5.040	5.467	—
	2013	4.259	5.040	—
	2012	3.863	4.259	—
	2011	3.793	3.863	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	7.317	7.988	—
	2019	5.695	7.317	—
	2018	5.810	5.695	—
	2017	4.973	5.810	—
	2016	4.722	4.973	—
	2015	4.700	4.722	—
	2014	4.330	4.700	—
	2013	3.300	4.330	—
	2012	2.981	3.300	—
	2011	3.165	2.981	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.433	5.267	—
	2019	2.641	3.433	—
	2018	2.688	2.641	—
	2017	2.000	2.688	—
	2016	2.041	2.000	—
	2015	1.882	2.041	—
	2014	1.764	1.882	—
	2013	1.315	1.764	—
	2012	1.160	1.315	—
	2011	1.179	1.160	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.468	5.438	—
	2019	3.428	4.468	—
	2018	3.748	3.428	—
	2017	3.118	3.748	—
	2016	2.850	3.118	—
	2015	2.835	2.850	—
	2014	2.709	2.835	—
	2013	1.915	2.709	—
	2012	1.684	1.915	—
	2011	1.692	1.684	—

22

BRA — Separate Account Charges 1.25% 3% AIR
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.638	4.688	203,043
	2019	2.723	3.638	218,300
	2018	3.032	2.723	266,557
	2017	2.335	3.032	360,282
	2016	2.350	2.335	402,401
	2015	2.225	2.350	466,998
	2014	2.202	2.225	550,008
	2013	1.726	2.202	672,075
	2012	1.426	1.726	689,139
	2011	1.585	1.426	768,527
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.752	5.634	258,622
	2019	2.905	3.752	308,533
	2018	2.949	2.905	439,475
	2017	2.327	2.949	543,844
	2016	2.152	2.327	598,722
	2015	2.040	2.152	688,864
	2014	1.903	2.040	832,753
	2013	1.481	1.903	950,860
	2012	1.272	1.481	1,158,099
	2011	1.346	1.272	1,573,590
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.043	3.412	299,662
	2019	2.443	3.043	348,511
	2018	2.519	2.443	390,273
	2017	2.084	2.519	462,593
	2016	1.892	2.084	544,466
	2015	1.888	1.892	636,384
	2014	1.728	1.888	731,781
	2013	1.311	1.728	962,359
	2012	1.130	1.311	1,217,187
	2011	1.165	1.130	1,393,286
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2020	3.374	3.594	382,007
	2019	2.966	3.374	423,489
	2018	3.080	2.966	505,586
	2017	2.882	3.080	606,856
	2016	2.552	2.882	748,141
	2015	2.681	2.552	898,593
	2014	2.622	2.681	1,093,559
	2013	2.416	2.622	1,236,807
	2012	2.093	2.416	1,527,976
	2011	2.065	2.093	1,945,977
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.924	2.259	400,989
	2019	1.528	1.924	398,198
	2018	1.720	1.528	690,401
	2017	1.417	1.720	726,839
	2016	1.317	1.417	755,955
	2015	1.361	1.317	838,991
	2014	1.311	1.361	855,930
	2013	1.025	1.311	853,914
	2012	0.889	1.025	850,910
	2011	1.037	0.889	1,024,090
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)	2020	2.549	2.503	258,288
	2019	2.004	2.549	276,239
	2018	2.394	2.004	407,522
	2017	2.170	2.394	471,389
	2016	1.674	2.170	511,561
	2015	1.792	1.674	561,348
	2014	1.784	1.792	763,955
	2013	1.364	1.784	945,769
	2012	1.171	1.364	1,192,067
	2011	1.302	1.171	1,455,464
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2020	2.708	3.415	71,090
23

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.267	2.708	78,173
	2018	2.667	2.267	86,694
	2017	2.100	2.667	114,547
	2016	1.901	2.100	146,560
	2015	2.230	1.901	168,805
	2014	2.408	2.230	192,644
	2013	2.561	2.408	227,772
	2012	2.177	2.561	284,174
	2011	2.703	2.177	358,358
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.455	2.960	104,572
	2019	1.885	2.455	109,904
	2018	2.037	1.885	109,919
	2017	1.692	2.037	121,197
	2016	1.582	1.692	135,244
	2015	1.534	1.582	210,129
	2014	1.367	1.534	204,904
	2013	1.031	1.367	230,269
	2012	0.920	1.031	295,456
	2011	0.930	0.920	485,240
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)	2020	1.459	1.372	299,589
	2019	1.181	1.459	369,896
	2018	1.305	1.181	423,620
	2017	1.190	1.305	516,081
	2016	1.192	1.190	656,193
	2015	1.222	1.192	934,041
	2014	1.088	1.222	1,078,422
	2013	1.062	1.088	1,085,068
	2012	0.851	1.062	1,445,875
	2011	0.910	0.851	1,678,782
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)	2014	1.114	1.162	—
	2013	0.874	1.114	6,107,647
	2012	0.720	0.874	7,280,991
	2011	0.787	0.720	8,369,594
BHFTI Harris Oakmark International Subaccount (Class A) (1/70)	2020	2.095	2.180	232,222
	2019	1.700	2.095	346,400
	2018	2.257	1.700	402,459
	2017	1.747	2.257	502,310
	2016	1.632	1.747	601,479
	2015	1.727	1.632	677,440
	2014	1.850	1.727	826,502
	2013	1.432	1.850	930,171
	2012	1.120	1.432	986,416
	2011	1.319	1.120	1,101,141
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.291	3.234	56,585
	2019	2.667	3.291	60,994
	2018	3.075	2.667	76,672
	2017	2.638	3.075	87,945
	2016	2.277	2.638	83,006
	2015	2.452	2.277	103,229
	2014	2.272	2.452	157,106
	2013	1.699	2.272	211,116
	2012	1.452	1.699	253,934
	2011	1.492	1.452	328,587
BHFTI Invesco Global Equity Subaccount (Class B) (1/70)	2013	1.110	1.393	2,490,074
	2012	0.928	1.110	3,026,969
	2011	1.025	0.928	3,422,743
BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)	2020	2.846	4.419	16,159
	2019	2.312	2.846	18,304
	2018	2.566	2.312	33,730
	2017	2.069	2.566	32,598
	2016	1.875	2.069	38,128
	2015	1.926	1.875	41,829
	2014	1.803	1.926	27,536
	2013	1.299	1.803	55,157
	2012	1.110	1.299	56,285
	2011	1.133	1.110	61,580
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70)	2020	1.950	2.048	6,259
24

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.652	1.950	26,732
	2018	1.940	1.652	26,732
	2017	1.895	1.940	26,732
	2016	1.467	1.895	59,309
	2015	1.601	1.467	60,448
	2014	1.549	1.601	63,401
	2013	1.177	1.549	73,370
	2012	1.031	1.177	109,754
	2011	1.161	1.031	148,894
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	1.665	2.180	2,172,874
	2019	1.362	1.665	2,294,867
	2018	1.480	1.362	2,693,386
	2017	1.262	1.480	3,114,238
	2016	1.241	1.262	3,534,388
	2015	1.306	1.241	4,565,347
	2014	1.158	1.306	5,415,947
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)	2016	1.843	1.901	—
	2015	1.902	1.843	226,321
	2014	1.832	1.902	253,291
	2013	1.715	1.832	265,294
	2012	1.535	1.715	286,606
	2011	1.482	1.535	304,914
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	1.867	2.083	231,884
	2019	1.473	1.867	250,365
	2018	1.734	1.473	333,654
	2017	1.370	1.734	388,628
	2016	1.400	1.370	474,522
	2015	1.443	1.400	553,012
	2014	1.570	1.443	688,516
	2013	1.333	1.570	755,861
	2012	1.157	1.333	885,475
	2011	1.312	1.157	1,057,548
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	1.891	2.052	—
	2012	1.813	1.891	1,208,088
	2011	1.935	1.813	1,375,435
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.456	6.138	270,712
	2019	1.774	2.456	270,283
	2018	1.631	1.774	271,806
	2017	1.181	1.631	88,474
	2016	1.306	1.181	35,700
	2015	1.392	1.306	36,549
	2014	1.396	1.392	73,169
	2013	1.016	1.396	74,731
	2012	0.942	1.016	100,937
	2011	1.025	0.942	88,788
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.446	1.597	131,087
	2019	1.350	1.446	147,855
	2018	1.397	1.350	210,406
	2017	1.362	1.397	278,627
	2016	1.312	1.362	361,231
	2015	1.368	1.312	443,331
	2014	1.343	1.368	627,857
	2013	1.493	1.343	966,853
	2012	1.383	1.493	1,379,702
	2011	1.256	1.383	1,946,916
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.080	2.229	993,191
	2019	1.942	2.080	1,142,237
	2018	1.971	1.942	1,265,274
	2017	1.910	1.971	1,476,834
	2016	1.884	1.910	1,723,642
	2015	1.908	1.884	2,073,320
	2014	1.854	1.908	2,610,318
	2013	1.914	1.854	3,356,094
	2012	1.774	1.914	3,966,945
	2011	1.741	1.774	4,705,731
BHFTI Pioneer Fund Subaccount (Class A) (1/70)	2016	1.402	1.412	—
25

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.419	1.402	594,205
	2014	1.292	1.419	700,790
	2013	0.983	1.292	814,138
	2012	0.901	0.983	904,917
	2011	0.955	0.901	972,746
BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70)	2016	2.283	2.343	—
	2015	2.342	2.283	413,736
	2014	2.268	2.342	512,021
	2013	2.262	2.268	672,060
	2012	2.052	2.262	617,300
	2011	2.005	2.052	762,491
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)	2020	2.173	2.208	242,364
	2019	1.739	2.173	321,636
	2018	1.939	1.739	389,724
	2017	1.679	1.939	377,613
	2016	1.466	1.679	424,474
	2015	1.540	1.466	545,880
	2014	1.376	1.540	625,766
	2013	1.042	1.376	844,665
	2012	0.894	1.042	956,702
	2011	0.943	0.894	1,087,246
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.474	2.516	1,370,112
	2019	1.978	2.474	1,644,083
	2018	2.203	1.978	1,880,036
	2017	1.905	2.203	2,086,016
	2016	1.662	1.905	2,261,006
	2015	1.744	1.662	2,817,379
	2014	1.595	1.744	3,444,099
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.410	2.561	56,480
	2019	1.892	2.410	58,081
	2018	2.132	1.892	78,708
	2017	1.972	2.132	82,287
	2016	1.729	1.972	108,181
	2015	1.923	1.729	113,954
	2014	1.776	1.923	108,079
	2013	1.380	1.776	128,110
	2012	1.218	1.380	186,291
	2011	1.281	1.218	238,825
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	1.940	2.081	837,198
	2019	1.789	1.940	807,339
	2018	1.818	1.789	894,593
	2017	1.768	1.818	972,791
	2016	1.736	1.768	1,103,236
	2015	1.748	1.736	1,276,432
	2014	1.653	1.748	1,575,651
	2013	1.686	1.653	1,782,118
	2012	1.588	1.686	2,016,286
	2011	1.509	1.588	2,532,140
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	2.209	3.068	1,401,297
	2019	1.684	2.209	1,631,258
	2018	1.665	1.684	1,880,044
	2017	1.258	1.665	2,288,418
	2016	1.273	1.258	2,625,555
	2015	1.213	1.273	3,053,840
	2014	1.128	1.213	3,531,598
	2013	0.851	1.128	4,322,094
	2012	0.753	0.851	5,043,900
	2011	0.838	0.753	6,042,104
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)	2020	1.122	1.113	1,520,893
	2019	1.112	1.122	1,496,461
	2018	1.107	1.112	1,759,514
	2017	1.111	1.107	1,861,154
	2016	1.121	1.111	2,511,627
	2015	1.135	1.121	2,179,051
	2014	1.149	1.135	2,234,201
	2013	1.163	1.149	2,786,386
	2012	1.178	1.163	3,310,205
	2011	1.193	1.178	4,372,400
26

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)	2020	1.580	1.709	397,679
	2019	1.432	1.580	435,691
	2018	1.489	1.432	450,677
	2017	1.410	1.489	577,566
	2016	1.366	1.410	589,598
	2015	1.391	1.366	781,715
	2014	1.348	1.391	865,808
	2013	1.309	1.348	1,043,897
	2012	1.214	1.309	1,113,868
	2011	1.191	1.214	1,134,603
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)	2020	1.701	1.865	3,072,260
	2019	1.490	1.701	3,391,795
	2018	1.578	1.490	3,780,567
	2017	1.444	1.578	4,116,865
	2016	1.379	1.444	4,514,902
	2015	1.411	1.379	5,190,143
	2014	1.362	1.411	6,037,555
	2013	1.243	1.362	6,774,338
	2012	1.129	1.243	7,987,252
	2011	1.132	1.129	10,215,461
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)	2020	1.800	2.024	7,643,111
	2019	1.527	1.800	8,468,059
	2018	1.647	1.527	9,664,208
	2017	1.453	1.647	10,921,747
	2016	1.374	1.453	12,943,940
	2015	1.409	1.374	13,926,333
	2014	1.358	1.409	16,387,531
	2013	1.166	1.358	19,864,042
	2012	1.042	1.166	22,686,980
	2011	1.070	1.042	28,075,970
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)	2020	1.963	2.261	3,502,169
	2019	1.607	1.963	4,178,707
	2018	1.771	1.607	4,679,263
	2017	1.505	1.771	5,340,462
	2016	1.409	1.505	6,209,107
	2015	1.451	1.409	6,996,839
	2014	1.396	1.451	8,278,081
	2013	1.137	1.396	9,427,568
	2012	0.998	1.137	10,726,087
	2011	1.050	0.998	12,567,563
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.692	3.130	1,599,269
	2019	2.216	2.692	1,802,105
	2018	2.332	2.216	2,003,941
	2017	2.051	2.332	2,409,517
	2016	1.941	2.051	2,776,775
	2015	1.916	1.941	3,057,167
	2014	1.755	1.916	3,609,463
	2013	1.473	1.755	4,304,395
	2012	1.328	1.473	4,867,723
	2011	1.295	1.328	5,316,527
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.530	2.780	822,342
	2019	1.956	2.530	924,326
	2018	1.983	1.956	1,064,772
	2017	1.686	1.983	1,223,783
	2016	1.591	1.686	1,332,462
	2015	1.573	1.591	905,555
	2014	1.440	1.573	1,031,856
	2013	1.090	1.440	1,183,894
	2012	0.978	1.090	1,311,135
	2011	1.032	0.978	1,542,507
BHFTII FI Value Leaders Subaccount (Class D) (1/70)	2013	1.199	1.322	—
	2012	1.050	1.199	4,664,559
	2011	1.134	1.050	5,426,884
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)	2020	2.712	3.524	363,701
27

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.064	2.712	387,490
	2018	2.218	2.064	478,960
	2017	1.795	2.218	603,337
	2016	1.726	1.795	665,213
	2015	1.701	1.726	779,500
	2014	1.551	1.701	910,317
	2013	1.184	1.551	1,022,593
	2012	1.081	1.184	1,160,125
	2011	1.130	1.081	1,305,928
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.643	4.082	13,596
	2019	2.020	2.643	10,781
	2018	2.043	2.020	10,781
	2017	1.510	2.043	31,679
	2016	1.531	1.510	21,328
	2015	1.403	1.531	53,082
	2014	1.306	1.403	21,455
	2013	0.967	1.306	25,350
	2012	0.848	0.967	32,111
	2011	0.856	0.848	28,339
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.942	2.056	2,356,282
	2019	1.810	1.942	2,591,635
	2018	1.836	1.810	2,919,910
	2017	1.801	1.836	3,370,606
	2016	1.781	1.801	3,734,418
	2015	1.799	1.781	4,318,270
	2014	1.722	1.799	5,043,810
	2013	1.785	1.722	5,969,873
	2012	1.740	1.785	6,853,508
	2011	1.639	1.740	8,100,845
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)	2011	0.959	1.040	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.616	1.721	1,323,160
	2019	1.342	1.616	1,533,523
	2018	1.578	1.342	1,705,241
	2017	1.280	1.578	1,925,114
	2016	1.279	1.280	2,169,714
	2015	1.309	1.279	2,418,879
	2014	1.410	1.309	2,731,343
	2013	1.172	1.410	3,388,259
	2012	1.003	1.172	4,015,394
	2011	1.160	1.003	4,860,074
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	5.022	5.932	725,583
	2019	4.048	5.022	1,052,625
	2018	4.604	4.048	1,124,543
	2017	4.065	4.604	1,263,440
	2016	3.394	4.065	1,396,810
	2015	3.590	3.394	1,554,498
	2014	3.461	3.590	1,748,444
	2013	2.529	3.461	2,071,969
	2012	2.201	2.529	2,491,626
	2011	2.324	2.201	3,021,895
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.137	2.493	4,991,923
	2019	1.650	2.137	5,816,561
	2018	1.752	1.650	6,733,478
	2017	1.459	1.752	7,720,855
	2016	1.323	1.459	8,636,480
	2015	1.324	1.323	9,552,133
	2014	1.183	1.324	10,712,607
	2013	0.907	1.183	12,425,376
	2012	0.794	0.907	14,639,640
	2011	0.789	0.794	17,547,889
BHFTII MFS® Total Return Subaccount (Class F) (1/70)	2020	2.721	2.943	1,675,798
28

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.294	2.721	1,882,333
	2018	2.465	2.294	2,142,769
	2017	2.224	2.465	2,557,090
	2016	2.066	2.224	2,919,912
	2015	2.100	2.066	3,405,809
	2014	1.961	2.100	4,191,349
	2013	1.672	1.961	5,033,779
	2012	1.520	1.672	5,977,937
	2011	1.506	1.520	7,035,309
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.282	3.370	1,235,739
	2019	2.554	3.282	1,431,268
	2018	2.875	2.554	1,558,453
	2017	2.467	2.875	1,759,060
	2016	2.184	2.467	2,075,554
	2015	2.215	2.184	2,469,555
	2014	2.024	2.215	2,972,399
	2013	1.510	2.024	3,702,414
	2012	1.311	1.510	580,304
	2011	1.316	1.311	734,337
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	4.011	4.955	334,382
	2019	3.132	4.011	431,189
	2018	3.399	3.132	510,128
	2017	2.974	3.399	597,448
	2016	2.537	2.974	636,232
	2015	2.554	2.537	719,334
	2014	2.586	2.554	799,581
	2013	2.066	2.586	968,909
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.381	5.366	577,634
	2019	3.339	4.381	685,563
	2018	3.628	3.339	816,571
	2017	2.998	3.628	980,975
	2016	2.723	2.998	1,183,492
	2015	2.691	2.723	1,318,757
	2014	2.555	2.691	1,503,198
	2013	1.794	2.555	1,733,144
	2012	1.568	1.794	2,089,987
	2011	1.565	1.568	2,359,826
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	38.905	41.077	20,191
	2019	34.409	38.905	23,552
	2018	36.220	34.409	26,626
	2017	33.886	36.220	31,457
	2016	32.606	33.886	36,420
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.727	1.797	1,025,428
	2019	1.647	1.727	1,132,803
	2018	1.649	1.647	1,229,067
	2017	1.636	1.649	1,433,110
	2016	1.633	1.636	1,549,611
	2015	1.641	1.633	1,859,830
	2014	1.614	1.641	2,282,502
	2013	1.644	1.614	2,658,500
	2012	1.608	1.644	3,134,277
	2011	1.541	1.608	3,585,397
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (4/99)	2020	5.627	5.451	257,737
	2019	4.446	5.627	274,052
	2018	5.407	4.446	336,442
	2017	4.886	5.407	391,696
	2016	3.765	4.886	400,400
	2015	4.065	3.765	467,883
	2014	3.888	4.065	571,125
	2013	2.949	3.888	715,829
	2012	2.622	2.949	769,178
	2011	2.690	2.622	980,027
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2020	3.717	4.781	834,563
29

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.867	3.717	972,877
	2018	3.110	2.867	1,148,532
	2017	2.590	3.110	1,346,328
	2016	2.434	2.590	1,471,019
	2015	2.455	2.434	1,682,850
	2014	2.226	2.455	1,931,380
	2013	1.721	2.226	2,153,362
	2012	1.501	1.721	2,492,257
	2011	1.563	1.501	2,875,438
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2020	3.112	4.098	48,023
	2019	2.427	3.112	52,775
	2018	2.592	2.427	82,761
	2017	2.125	2.592	110,478
	2016	2.096	2.125	82,479
	2015	2.101	2.096	130,357
	2014	1.922	2.101	215,110
	2013	1.408	1.922	217,728
	2012	1.166	1.408	224,138
	2011	1.215	1.166	272,581
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2020	4.337	5.048	388,110
	2019	3.565	4.337	494,506
	2018	4.236	3.565	570,637
	2017	3.558	4.236	658,562
	2016	3.219	3.558	699,722
	2015	3.314	3.219	903,542
	2014	3.165	3.314	1,100,460
	2013	2.358	3.165	1,292,537
	2012	2.085	2.358	1,589,851
	2011	2.368	2.085	1,862,292
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2020	2.514	2.910	71,186
	2019	2.010	2.514	85,318
	2018	2.417	2.010	108,895
	2017	1.743	2.417	187,143
	2016	1.503	1.743	159,493
	2015	1.893	1.503	226,620
	2014	2.092	1.893	315,089
	2013	2.138	2.092	319,179
	2012	1.913	2.138	413,188
	2011	2.302	1.913	486,036
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.680	1.640	102,380
	2019	1.512	1.680	157,717
	2018	1.811	1.512	179,207
	2017	1.571	1.811	255,897
	2016	1.484	1.571	277,628
	2015	1.607	1.484	323,269
	2014	1.832	1.607	371,654
	2013	1.508	1.832	457,017
	2012	1.292	1.508	548,976
	2011	1.464	1.292	629,306
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2020	3.819	4.495	111,937
	2019	2.861	3.819	115,659
	2018	2.917	2.861	120,392
	2017	2.324	2.917	170,545
	2016	2.099	2.324	173,988
	2015	2.048	2.099	189,066
	2014	1.848	2.048	214,144
	2013	1.417	1.848	249,987
	2012	1.227	1.417	257,059
	2011	1.263	1.227	352,606
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2020	2.668	3.110	779,854
30

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.160	2.668	901,421
	2018	2.387	2.160	1,007,956
	2017	2.078	2.387	1,128,332
	2016	2.079	2.078	1,447,666
	2015	2.143	2.079	1,898,998
	2014	1.802	2.143	2,200,122
	2013	1.235	1.802	2,478,206
	2012	1.053	1.235	3,014,492
	2011	1.041	1.053	3,458,877
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.583	1.593	—
	2013	1.212	1.583	4,064,173
	2012	1.068	1.212	4,716,148
	2011	1.153	1.068	5,460,279
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2020	3.094	3.507	407,808
	2019	2.412	3.094	446,518
	2018	2.486	2.412	516,579
	2017	2.106	2.486	655,938
	2016	1.942	2.106	696,337
	2015	1.936	1.942	846,530
	2014	1.766	1.936	959,087
	2013	1.376	1.766	1,117,999
	2012	1.201	1.376	1,708,206
	2011	1.186	1.201	1,875,856
LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)	2011	0.923	1.004	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.084	3.279	100,993
	2019	2.373	3.084	110,037
	2018	2.526	2.373	114,373
	2017	2.146	2.526	142,174
	2016	1.890	2.146	160,374
	2015	1.999	1.890	168,476
	2014	1.782	1.999	201,640
	2013	1.433	1.782	222,714
	2012	1.270	1.433	239,932
	2011	1.192	1.270	240,006
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)	2020	3.335	4.306	512,082
	2019	2.555	3.335	621,125
	2018	2.587	2.555	659,242
	2017	2.083	2.587	774,638
	2016	1.964	2.083	843,591
	2015	1.811	1.964	932,009
	2014	1.609	1.811	1,075,304
	2013	1.182	1.609	1,246,336
	2012	0.994	1.182	1,334,609
	2011	1.014	0.994	1,525,893
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)	2020	3.223	3.349	241,295
	2019	2.532	3.223	282,198
	2018	2.814	2.532	299,204
	2017	2.481	2.814	356,251
	2016	2.223	2.481	399,955
	2015	2.317	2.223	507,054
	2014	2.101	2.317	529,825
	2013	1.607	2.101	605,924
	2012	1.397	1.607	654,670
	2011	1.348	1.397	709,137
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2020	3.657	5.174	55,868
	2019	2.919	3.657	67,660
	2018	2.858	2.919	70,640
	2017	2.329	2.858	76,627
	2016	2.229	2.329	156,489
	2015	2.360	2.229	164,979
	2014	2.296	2.360	232,184
	2013	1.581	2.296	292,236
	2012	1.340	1.581	286,839
	2011	1.339	1.340	309,078
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)	2011	0.901	0.970	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (5/99)	2020	2.267	2.447	156,238
31

BRA — Separate Account Charges 1.25% 3% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.046	2.267	157,295
	2018	2.120	2.046	161,599
	2017	2.030	2.120	204,155
	2016	1.966	2.030	207,283
	2015	1.967	1.966	208,794
	2014	1.998	1.967	244,168
	2013	1.853	1.998	249,142
	2012	1.592	1.853	243,604
	2011	1.574	1.592	242,343
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.012	1.001	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (3/99)	2020	2.108	2.559	293,320
	2019	1.685	2.108	296,574
	2018	1.722	1.685	313,395
	2017	1.494	1.722	323,995
	2016	1.424	1.494	390,430
	2015	1.467	1.424	499,116
	2014	1.359	1.467	618,689
	2013	1.159	1.359	701,993
	2012	1.060	1.159	856,595
	2011	1.074	1.060	1,061,334
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (7/99)	2020	1.687	1.687	—
	2019	1.687	1.687	—
	2018	1.687	1.687	—
	2017	1.687	1.687	—
	2016	1.577	1.687	—
	2015	1.787	1.577	82,031
	2014	1.732	1.787	187,605
	2013	1.528	1.732	204,050
	2012	1.358	1.528	312,179
	2011	1.482	1.358	326,713

BRA — Separate Account Charges 1.25% 5% AIR
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.638	4.688	—
	2019	2.723	3.638	—
	2018	3.032	2.723	—
	2017	2.335	3.032	—
	2016	2.350	2.335	—
	2015	2.225	2.350	—
	2014	2.202	2.225	—
	2013	1.726	2.202	—
	2012	1.426	1.726	—
	2011	1.585	1.426	—
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.752	5.634	—
	2019	2.905	3.752	—
	2018	2.949	2.905	—
	2017	2.327	2.949	—
	2016	2.152	2.327	—
	2015	2.040	2.152	—
	2014	1.903	2.040	—
	2013	1.481	1.903	—
	2012	1.272	1.481	—
	2011	1.346	1.272	—
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.043	3.412	—
32

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.443	3.043	—
	2018	2.519	2.443	—
	2017	2.084	2.519	—
	2016	1.892	2.084	—
	2015	1.888	1.892	—
	2014	1.728	1.888	—
	2013	1.311	1.728	—
	2012	1.130	1.311	—
	2011	1.165	1.130	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2020	3.374	3.594	1,761
	2019	2.966	3.374	1,921
	2018	3.080	2.966	2,489
	2017	2.882	3.080	3,062
	2016	2.552	2.882	3,671
	2015	2.681	2.552	4,319
	2014	2.622	2.681	5,004
	2013	2.416	2.622	5,732
	2012	2.093	2.416	6,500
	2011	2.065	2.093	7,096
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.924	2.259	—
	2019	1.528	1.924	—
	2018	1.720	1.528	—
	2017	1.417	1.720	—
	2016	1.317	1.417	—
	2015	1.361	1.317	—
	2014	1.311	1.361	—
	2013	1.025	1.311	—
	2012	0.889	1.025	—
	2011	1.037	0.889	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)	2020	2.549	2.503	—
	2019	2.004	2.549	—
	2018	2.394	2.004	—
	2017	2.170	2.394	—
	2016	1.674	2.170	—
	2015	1.792	1.674	—
	2014	1.784	1.792	—
	2013	1.364	1.784	—
	2012	1.171	1.364	—
	2011	1.302	1.171	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2020	2.708	3.415	—
	2019	2.267	2.708	—
	2018	2.667	2.267	—
	2017	2.100	2.667	—
	2016	1.901	2.100	—
	2015	2.230	1.901	—
	2014	2.408	2.230	—
	2013	2.561	2.408	—
	2012	2.177	2.561	—
	2011	2.703	2.177	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.455	2.960	—
	2019	1.885	2.455	—
	2018	2.037	1.885	—
	2017	1.692	2.037	—
	2016	1.582	1.692	—
	2015	1.534	1.582	—
	2014	1.367	1.534	—
	2013	1.031	1.367	—
	2012	0.920	1.031	—
	2011	0.930	0.920	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)	2020	1.459	1.372	—
	2019	1.181	1.459	—
	2018	1.305	1.181	—
	2017	1.190	1.305	—
	2016	1.192	1.190	—
	2015	1.222	1.192	—
	2014	1.088	1.222	—
	2013	1.062	1.088	—
	2012	0.851	1.062	—
	2011	0.910	0.851	—
33

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)	2014	1.114	1.162	—
	2013	0.874	1.114	—
	2012	0.720	0.874	—
	2011	0.787	0.720	—
BHFTI Harris Oakmark International Subaccount (Class A) (1/70)	2020	2.095	2.180	—
	2019	1.700	2.095	—
	2018	2.257	1.700	—
	2017	1.747	2.257	—
	2016	1.632	1.747	—
	2015	1.727	1.632	—
	2014	1.850	1.727	—
	2013	1.432	1.850	—
	2012	1.120	1.432	—
	2011	1.319	1.120	—
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.291	3.234	—
	2019	2.667	3.291	—
	2018	3.075	2.667	—
	2017	2.638	3.075	—
	2016	2.277	2.638	—
	2015	2.452	2.277	—
	2014	2.272	2.452	—
	2013	1.699	2.272	—
	2012	1.452	1.699	—
	2011	1.492	1.452	—
BHFTI Invesco Global Equity Subaccount (Class B) (1/70)	2013	1.110	1.393	—
	2012	0.928	1.110	—
	2011	1.025	0.928	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)	2020	2.846	4.419	—
	2019	2.312	2.846	—
	2018	2.566	2.312	—
	2017	2.069	2.566	—
	2016	1.875	2.069	—
	2015	1.926	1.875	—
	2014	1.803	1.926	—
	2013	1.299	1.803	—
	2012	1.110	1.299	—
	2011	1.133	1.110	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70)	2020	1.950	2.048	—
	2019	1.652	1.950	—
	2018	1.940	1.652	—
	2017	1.895	1.940	—
	2016	1.467	1.895	—
	2015	1.601	1.467	—
	2014	1.549	1.601	—
	2013	1.177	1.549	—
	2012	1.031	1.177	—
	2011	1.161	1.031	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	1.665	2.180	—
	2019	1.362	1.665	—
	2018	1.480	1.362	—
	2017	1.262	1.480	—
	2016	1.241	1.262	—
	2015	1.306	1.241	—
	2014	1.158	1.306	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)	2016	1.843	1.901	—
	2015	1.902	1.843	—
	2014	1.832	1.902	—
	2013	1.715	1.832	—
	2012	1.535	1.715	—
	2011	1.482	1.535	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	1.867	2.083	—
34

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.473	1.867	—
	2018	1.734	1.473	—
	2017	1.370	1.734	—
	2016	1.400	1.370	—
	2015	1.443	1.400	—
	2014	1.570	1.443	—
	2013	1.333	1.570	—
	2012	1.157	1.333	—
	2011	1.312	1.157	—
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	1.891	2.052	—
	2012	1.813	1.891	—
	2011	1.935	1.813	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.456	6.138	—
	2019	1.774	2.456	—
	2018	1.631	1.774	—
	2017	1.181	1.631	—
	2016	1.306	1.181	—
	2015	1.392	1.306	—
	2014	1.396	1.392	—
	2013	1.016	1.396	—
	2012	0.942	1.016	—
	2011	1.025	0.942	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.446	1.597	—
	2019	1.350	1.446	—
	2018	1.397	1.350	—
	2017	1.362	1.397	—
	2016	1.312	1.362	—
	2015	1.368	1.312	—
	2014	1.343	1.368	—
	2013	1.493	1.343	—
	2012	1.383	1.493	—
	2011	1.256	1.383	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.080	2.229	—
	2019	1.942	2.080	—
	2018	1.971	1.942	—
	2017	1.910	1.971	—
	2016	1.884	1.910	—
	2015	1.908	1.884	—
	2014	1.854	1.908	—
	2013	1.914	1.854	—
	2012	1.774	1.914	—
	2011	1.741	1.774	—
BHFTI Pioneer Fund Subaccount (Class A) (1/70)	2016	1.402	1.412	—
	2015	1.419	1.402	—
	2014	1.292	1.419	—
	2013	0.983	1.292	—
	2012	0.901	0.983	—
	2011	0.955	0.901	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70)	2016	2.283	2.343	—
	2015	2.342	2.283	—
	2014	2.268	2.342	—
	2013	2.262	2.268	—
	2012	2.052	2.262	—
	2011	2.005	2.052	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)	2020	2.173	2.208	—
	2019	1.739	2.173	—
	2018	1.939	1.739	—
	2017	1.679	1.939	—
	2016	1.466	1.679	—
	2015	1.540	1.466	—
	2014	1.376	1.540	—
	2013	1.042	1.376	—
	2012	0.894	1.042	—
	2011	0.943	0.894	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.474	2.516	4,209
35

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.978	2.474	4,593
	2018	2.203	1.978	5,949
	2017	1.905	2.203	7,319
	2016	1.662	1.905	8,775
	2015	1.744	1.662	10,323
	2014	1.595	1.744	11,962
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.410	2.561	—
	2019	1.892	2.410	—
	2018	2.132	1.892	—
	2017	1.972	2.132	—
	2016	1.729	1.972	—
	2015	1.923	1.729	—
	2014	1.776	1.923	—
	2013	1.380	1.776	—
	2012	1.218	1.380	—
	2011	1.281	1.218	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	1.940	2.081	1,721
	2019	1.789	1.940	1,878
	2018	1.818	1.789	2,432
	2017	1.768	1.818	2,993
	2016	1.736	1.768	3,588
	2015	1.748	1.736	4,221
	2014	1.653	1.748	4,891
	2013	1.686	1.653	5,602
	2012	1.588	1.686	6,353
	2011	1.509	1.588	6,935
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	2.209	3.068	2,630
	2019	1.684	2.209	2,870
	2018	1.665	1.684	3,717
	2017	1.258	1.665	4,573
	2016	1.273	1.258	5,484
	2015	1.213	1.273	6,450
	2014	1.128	1.213	7,475
	2013	0.851	1.128	8,561
	2012	0.753	0.851	9,709
	2011	0.838	0.753	10,599
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)	2020	1.122	1.113	1,870
	2019	1.112	1.122	2,052
	2018	1.107	1.112	2,236
	2017	1.111	1.107	2,429
	2016	1.121	1.111	2,636
	2015	1.135	1.121	2,860
	2014	1.149	1.135	3,098
	2013	1.163	1.149	3,352
	2012	1.178	1.163	3,622
	2011	1.193	1.178	3,717
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)	2020	1.580	1.709	—
	2019	1.432	1.580	—
	2018	1.489	1.432	—
	2017	1.410	1.489	—
	2016	1.366	1.410	—
	2015	1.391	1.366	—
	2014	1.348	1.391	—
	2013	1.309	1.348	—
	2012	1.214	1.309	—
	2011	1.191	1.214	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)	2020	1.701	1.865	—
	2019	1.490	1.701	—
	2018	1.578	1.490	—
	2017	1.444	1.578	—
	2016	1.379	1.444	—
	2015	1.411	1.379	—
	2014	1.362	1.411	—
	2013	1.243	1.362	—
	2012	1.129	1.243	—
	2011	1.132	1.129	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)	2020	1.800	2.024	—
36

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.527	1.800	—
	2018	1.647	1.527	—
	2017	1.453	1.647	—
	2016	1.374	1.453	—
	2015	1.409	1.374	—
	2014	1.358	1.409	—
	2013	1.166	1.358	—
	2012	1.042	1.166	—
	2011	1.070	1.042	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)	2020	1.963	2.261	—
	2019	1.607	1.963	—
	2018	1.771	1.607	—
	2017	1.505	1.771	—
	2016	1.409	1.505	—
	2015	1.451	1.409	—
	2014	1.396	1.451	—
	2013	1.137	1.396	—
	2012	0.998	1.137	—
	2011	1.050	0.998	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.692	3.130	—
	2019	2.216	2.692	—
	2018	2.332	2.216	—
	2017	2.051	2.332	—
	2016	1.941	2.051	—
	2015	1.916	1.941	—
	2014	1.755	1.916	—
	2013	1.473	1.755	—
	2012	1.328	1.473	—
	2011	1.295	1.328	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.530	2.780	—
	2019	1.956	2.530	—
	2018	1.983	1.956	—
	2017	1.686	1.983	—
	2016	1.591	1.686	—
	2015	1.573	1.591	—
	2014	1.440	1.573	—
	2013	1.090	1.440	—
	2012	0.978	1.090	—
	2011	1.032	0.978	—
BHFTII FI Value Leaders Subaccount (Class D) (1/70)	2013	1.199	1.322	—
	2012	1.050	1.199	—
	2011	1.134	1.050	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)	2020	2.712	3.524	1,063
	2019	2.064	2.712	1,160
	2018	2.218	2.064	1,503
	2017	1.795	2.218	1,848
	2016	1.726	1.795	2,215
	2015	1.701	1.726	2,607
	2014	1.551	1.701	3,022
	2013	1.184	1.551	3,460
	2012	1.081	1.184	3,923
	2011	1.130	1.081	4,283
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.643	4.082	—
	2019	2.020	2.643	—
	2018	2.043	2.020	—
	2017	1.510	2.043	—
	2016	1.531	1.510	—
	2015	1.403	1.531	—
	2014	1.306	1.403	—
	2013	0.967	1.306	—
	2012	0.848	0.967	—
	2011	0.856	0.848	—
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.942	2.056	9,298
37

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.810	1.942	10,204
	2018	1.836	1.810	11,117
	2017	1.801	1.836	12,077
	2016	1.781	1.801	13,109
	2015	1.799	1.781	14,218
	2014	1.722	1.799	15,402
	2013	1.785	1.722	16,667
	2012	1.740	1.785	18,005
	2011	1.639	1.740	18,481
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)	2011	0.959	1.040	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.616	1.721	1,967
	2019	1.342	1.616	2,052
	2018	1.578	1.342	2,236
	2017	1.280	1.578	2,428
	2016	1.279	1.280	2,636
	2015	1.309	1.279	2,858
	2014	1.410	1.309	3,097
	2013	1.172	1.410	3,351
	2012	1.003	1.172	3,621
	2011	1.160	1.003	3,717
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	5.022	5.932	1,626
	2019	4.048	5.022	1,654
	2018	4.604	4.048	1,802
	2017	4.065	4.604	1,957
	2016	3.394	4.065	2,125
	2015	3.590	3.394	2,304
	2014	3.461	3.590	2,496
	2013	2.529	3.461	2,701
	2012	2.201	2.529	2,918
	2011	2.324	2.201	2,995
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.137	2.493	21,369
	2019	1.650	2.137	23,173
	2018	1.752	1.650	26,510
	2017	1.459	1.752	29,967
	2016	1.323	1.459	33,656
	2015	1.324	1.323	37,613
	2014	1.183	1.324	41,840
	2013	0.907	1.183	46,352
	2012	0.794	0.907	51,134
	2011	0.789	0.794	53,743
BHFTII MFS® Total Return Subaccount (Class F) (1/70)	2020	2.721	2.943	—
	2019	2.294	2.721	—
	2018	2.465	2.294	—
	2017	2.224	2.465	—
	2016	2.066	2.224	—
	2015	2.100	2.066	—
	2014	1.961	2.100	—
	2013	1.672	1.961	—
	2012	1.520	1.672	—
	2011	1.506	1.520	—
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.282	3.370	—
	2019	2.554	3.282	—
	2018	2.875	2.554	—
	2017	2.467	2.875	—
	2016	2.184	2.467	—
	2015	2.215	2.184	—
	2014	2.024	2.215	—
	2013	1.510	2.024	—
	2012	1.311	1.510	—
	2011	1.316	1.311	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	4.011	4.955	—
	2019	3.132	4.011	—
	2018	3.399	3.132	—
	2017	2.974	3.399	—
	2016	2.537	2.974	—
	2015	2.554	2.537	—
	2014	2.586	2.554	—
	2013	2.066	2.586	—
38

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.381	5.366	—
	2019	3.339	4.381	—
	2018	3.628	3.339	—
	2017	2.998	3.628	—
	2016	2.723	2.998	—
	2015	2.691	2.723	—
	2014	2.555	2.691	—
	2013	1.794	2.555	—
	2012	1.568	1.794	—
	2011	1.565	1.568	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	38.905	41.077	—
	2019	34.409	38.905	—
	2018	36.220	34.409	—
	2017	33.886	36.220	—
	2016	32.606	33.886	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.727	1.797	3,575
	2019	1.647	1.727	3,889
	2018	1.649	1.647	4,220
	2017	1.636	1.649	4,578
	2016	1.633	1.636	4,960
	2015	1.641	1.633	5,376
	2014	1.614	1.641	5,826
	2013	1.644	1.614	6,311
	2012	1.608	1.644	6,830
	2011	1.541	1.608	6,963
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (4/99)	2020	5.627	5.451	—
	2019	4.446	5.627	—
	2018	5.407	4.446	—
	2017	4.886	5.407	—
	2016	3.765	4.886	—
	2015	4.065	3.765	—
	2014	3.888	4.065	—
	2013	2.949	3.888	—
	2012	2.622	2.949	—
	2011	2.690	2.622	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2020	3.717	4.781	—
	2019	2.867	3.717	—
	2018	3.110	2.867	—
	2017	2.590	3.110	—
	2016	2.434	2.590	—
	2015	2.455	2.434	—
	2014	2.226	2.455	—
	2013	1.721	2.226	—
	2012	1.501	1.721	—
	2011	1.563	1.501	—
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2020	3.112	4.098	—
	2019	2.427	3.112	—
	2018	2.592	2.427	—
	2017	2.125	2.592	—
	2016	2.096	2.125	—
	2015	2.101	2.096	—
	2014	1.922	2.101	—
	2013	1.408	1.922	—
	2012	1.166	1.408	—
	2011	1.215	1.166	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2020	4.337	5.048	—
	2019	3.565	4.337	—
	2018	4.236	3.565	—
	2017	3.558	4.236	—
	2016	3.219	3.558	—
	2015	3.314	3.219	—
	2014	3.165	3.314	—
	2013	2.358	3.165	—
	2012	2.085	2.358	—
	2011	2.368	2.085	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2020	2.514	2.910	—
39

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.010	2.514	—
	2018	2.417	2.010	—
	2017	1.743	2.417	—
	2016	1.503	1.743	—
	2015	1.893	1.503	—
	2014	2.092	1.893	—
	2013	2.138	2.092	—
	2012	1.913	2.138	—
	2011	2.302	1.913	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.680	1.640	—
	2019	1.512	1.680	—
	2018	1.811	1.512	—
	2017	1.571	1.811	—
	2016	1.484	1.571	—
	2015	1.607	1.484	—
	2014	1.832	1.607	—
	2013	1.508	1.832	—
	2012	1.292	1.508	—
	2011	1.464	1.292	—
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2020	3.819	4.495	—
	2019	2.861	3.819	—
	2018	2.917	2.861	—
	2017	2.324	2.917	—
	2016	2.099	2.324	—
	2015	2.048	2.099	—
	2014	1.848	2.048	—
	2013	1.417	1.848	—
	2012	1.227	1.417	—
	2011	1.263	1.227	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2020	2.668	3.110	—
	2019	2.160	2.668	—
	2018	2.387	2.160	—
	2017	2.078	2.387	—
	2016	2.079	2.078	—
	2015	2.143	2.079	—
	2014	1.802	2.143	—
	2013	1.235	1.802	—
	2012	1.053	1.235	—
	2011	1.041	1.053	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.583	1.593	—
	2013	1.212	1.583	13,702
	2012	1.068	1.212	15,538
	2011	1.153	1.068	16,962
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2020	3.094	3.507	—
	2019	2.412	3.094	—
	2018	2.486	2.412	—
	2017	2.106	2.486	—
	2016	1.942	2.106	—
	2015	1.936	1.942	—
	2014	1.766	1.936	—
	2013	1.376	1.766	—
	2012	1.201	1.376	—
	2011	1.186	1.201	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)	2011	0.923	1.004	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.084	3.279	—
	2019	2.373	3.084	—
	2018	2.526	2.373	—
	2017	2.146	2.526	—
	2016	1.890	2.146	—
	2015	1.999	1.890	—
	2014	1.782	1.999	—
	2013	1.433	1.782	—
	2012	1.270	1.433	—
	2011	1.192	1.270	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)	2020	3.335	4.306	3,074
40

BRA — Separate Account Charges 1.25% 5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.555	3.335	3,290
	2018	2.587	2.555	3,585
	2017	2.083	2.587	3,894
	2016	1.964	2.083	4,226
	2015	1.811	1.964	4,584
	2014	1.609	1.811	4,965
	2013	1.182	1.609	5,373
	2012	0.994	1.182	5,805
	2011	1.014	0.994	5,959
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)	2020	3.223	3.349	—
	2019	2.532	3.223	—
	2018	2.814	2.532	—
	2017	2.481	2.814	—
	2016	2.223	2.481	—
	2015	2.317	2.223	—
	2014	2.101	2.317	—
	2013	1.607	2.101	—
	2012	1.397	1.607	—
	2011	1.348	1.397	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2020	3.657	5.174	—
	2019	2.919	3.657	—
	2018	2.858	2.919	—
	2017	2.329	2.858	—
	2016	2.229	2.329	—
	2015	2.360	2.229	—
	2014	2.296	2.360	—
	2013	1.581	2.296	—
	2012	1.340	1.581	—
	2011	1.339	1.340	—
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)	2011	0.901	0.970	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (5/99)	2020	2.267	2.447	—
	2019	2.046	2.267	—
	2018	2.120	2.046	—
	2017	2.030	2.120	—
	2016	1.966	2.030	—
	2015	1.967	1.966	—
	2014	1.998	1.967	—
	2013	1.853	1.998	—
	2012	1.592	1.853	—
	2011	1.574	1.592	—
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.012	1.001	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (3/99)	2020	2.108	2.559	—
	2019	1.685	2.108	—
	2018	1.722	1.685	—
	2017	1.494	1.722	—
	2016	1.424	1.494	—
	2015	1.467	1.424	—
	2014	1.359	1.467	—
	2013	1.159	1.359	—
	2012	1.060	1.159	—
	2011	1.074	1.060	—
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (7/99)	2020	1.687	1.687	—
	2019	1.687	1.687	—
	2018	1.687	1.687	—
	2017	1.687	1.687	—
	2016	1.577	1.687	—
	2015	1.787	1.577	—
	2014	1.732	1.787	—
	2013	1.528	1.732	—
	2012	1.358	1.528	—
	2011	1.482	1.358	—

41

BRA — Separate Account Charges 1.25% 33 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.181	2.136	—
	2019	1.773	2.181	—
	2018	2.051	1.773	—
	2017	1.766	2.051	—
	2016	1.529	1.766	—
	2015	1.652	1.529	—
	2014	1.535	1.652	—
	2013	1.152	1.535	—
	2012	0.988	1.152	—
	2011	1.019	0.988	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	3.173	7.905	—
	2019	2.300	3.173	—
	2018	2.122	2.300	—
	2017	1.541	2.122	—
	2016	1.710	1.541	—
	2015	1.829	1.710	—
	2014	1.839	1.829	—
	2013	1.344	1.839	—
	2012	1.250	1.344	—
	2011	1.364	1.250	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.866	1.993	—
	2019	1.748	1.866	—
	2018	1.780	1.748	—
	2017	1.731	1.780	—
	2016	1.713	1.731	—
	2015	1.741	1.713	—
	2014	1.697	1.741	—
	2013	1.758	1.697	—
	2012	1.634	1.758	—
	2011	1.609	1.634	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	1.812	1.936	—
	2019	1.676	1.812	—
	2018	1.709	1.676	923
	2017	1.667	1.709	3,185
	2016	1.643	1.667	5,514
	2015	1.659	1.643	7,914
	2014	1.574	1.659	10,386
	2013	1.611	1.574	12,934
	2012	1.522	1.611	15,556
	2011	1.451	1.522	18,258
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	8.175	11.319	—
	2019	6.252	8.175	—
	2018	6.201	6.252	—
	2017	4.704	6.201	—
	2016	4.775	4.704	—
	2015	4.564	4.775	—
	2014	4.258	4.564	—
	2013	3.223	4.258	—
	2012	2.863	3.223	—
	2011	3.194	2.863	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	8.277	9.591	—
	2019	6.837	8.277	—
	2018	7.218	6.837	—
	2017	6.368	7.218	—
	2016	6.047	6.368	—
	2015	5.989	6.047	—
	2014	5.503	5.989	—
	2013	4.636	5.503	—
	2012	4.192	4.636	—
	2011	4.102	4.192	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	7.931	8.686	—
42

BRA — Separate Account Charges 1.25% 33 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	6.154	7.931	—
	2018	6.258	6.154	—
	2017	5.339	6.258	—
	2016	5.053	5.339	—
	2015	5.013	5.053	—
	2014	4.604	5.013	—
	2013	3.498	4.604	—
	2012	3.149	3.498	—
	2011	3.333	3.149	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.633	5.591	—
	2019	2.785	3.633	—
	2018	2.827	2.785	—
	2017	2.096	2.827	—
	2016	2.132	2.096	—
	2015	1.960	2.132	—
	2014	1.831	1.960	—
	2013	1.360	1.831	—
	2012	1.196	1.360	—
	2011	1.212	1.196	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.807	5.869	—
	2019	3.676	4.807	—
	2018	4.007	3.676	—
	2017	3.322	4.007	—
	2016	3.027	3.322	—
	2015	3.002	3.027	—
	2014	2.859	3.002	—
	2013	2.015	2.859	—
	2012	1.766	2.015	—
	2011	1.769	1.766	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.612	1.673	—
	2019	1.543	1.612	—
	2018	1.550	1.543	—
	2017	1.542	1.550	—
	2016	1.545	1.542	—
	2015	1.558	1.545	—
	2014	1.537	1.558	—
	2013	1.571	1.537	—
	2012	1.542	1.571	—
	2011	1.482	1.542	—

BRA — Separate Account Charges 1.25% 53 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.118	2.070	—
	2019	1.726	2.118	—
	2018	2.000	1.726	—
	2017	1.725	2.000	—
	2016	1.497	1.725	—
	2015	1.620	1.497	—
	2014	1.509	1.620	—
	2013	1.135	1.509	—
	2012	0.975	1.135	—
	2011	1.008	0.975	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	3.055	7.596	—
	2019	2.219	3.055	—
	2018	2.051	2.219	—
	2017	1.492	2.051	—
	2016	1.660	1.492	—
	2015	1.779	1.660	—
	2014	1.792	1.779	—
	2013	1.312	1.792	—
	2012	1.223	1.312	—
	2011	1.337	1.223	—
43

BRA — Separate Account Charges 1.25% 53 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.797	1.916	—
	2019	1.687	1.797	—
	2018	1.721	1.687	—
	2017	1.676	1.721	—
	2016	1.663	1.676	—
	2015	1.693	1.663	—
	2014	1.654	1.693	—
	2013	1.716	1.654	—
	2012	1.599	1.716	—
	2011	1.578	1.599	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)	2020	1.738	1.854	—
	2019	1.611	1.738	—
	2018	1.646	1.611	—
	2017	1.609	1.646	—
	2016	1.588	1.609	—
	2015	1.607	1.588	—
	2014	1.528	1.607	—
	2013	1.567	1.528	—
	2012	1.484	1.567	—
	2011	1.417	1.484	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	7.774	10.741	—
	2019	5.956	7.774	—
	2018	5.920	5.956	—
	2017	4.500	5.920	—
	2016	4.577	4.500	—
	2015	4.384	4.577	—
	2014	4.098	4.384	—
	2013	3.108	4.098	—
	2012	2.766	3.108	—
	2011	3.093	2.766	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	7.740	8.951	—
	2019	6.406	7.740	—
	2018	6.777	6.406	—
	2017	5.991	6.777	—
	2016	5.700	5.991	—
	2015	5.657	5.700	—
	2014	5.209	5.657	—
	2013	4.397	5.209	—
	2012	3.983	4.397	—
	2011	3.906	3.983	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	7.542	8.243	—
	2019	5.863	7.542	—
	2018	5.974	5.863	—
	2017	5.107	5.974	—
	2016	4.843	5.107	—
	2015	4.815	4.843	—
	2014	4.430	4.815	—
	2013	3.373	4.430	—
	2012	3.043	3.373	—
	2011	3.227	3.043	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.506	5.386	—
	2019	2.694	3.506	—
	2018	2.739	2.694	—
	2017	2.036	2.739	—
	2016	2.075	2.036	—
	2015	1.911	2.075	—
	2014	1.789	1.911	—
	2013	1.332	1.789	—
	2012	1.173	1.332	—
	2011	1.192	1.173	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.592	5.596	—
44

BRA — Separate Account Charges 1.25% 53 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.519	4.592	—
	2018	3.843	3.519	—
	2017	3.193	3.843	—
	2016	2.915	3.193	—
	2015	2.896	2.915	—
	2014	2.765	2.896	—
	2013	1.952	2.765	—
	2012	1.715	1.952	—
	2011	1.720	1.715	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)	2020	1.547	1.601	—
	2019	1.483	1.547	—
	2018	1.493	1.483	—
	2017	1.488	1.493	—
	2016	1.494	1.488	—
	2015	1.510	1.494	—
	2014	1.493	1.510	—
	2013	1.528	1.493	—
	2012	1.503	1.528	—
	2011	1.448	1.503	—

BRA — Separate Account Charges 1.25% 83 FL
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.027	1.975	—
	2019	1.656	2.027	—
	2018	1.925	1.656	—
	2017	1.665	1.925	—
	2016	1.450	1.665	—
	2015	1.574	1.450	—
	2014	1.470	1.574	—
	2013	1.109	1.470	—
	2012	0.956	1.109	—
	2011	0.991	0.956	—
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2020	2.887	7.156	—
	2019	2.103	2.887	—
	2018	1.950	2.103	—
	2017	1.423	1.950	—
	2016	1.587	1.423	—
	2015	1.706	1.587	—
	2014	1.724	1.706	—
	2013	1.266	1.724	—
	2012	1.183	1.266	—
	2011	1.298	1.183	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.698	1.805	—
	2019	1.598	1.698	—
	2018	1.636	1.598	—
	2017	1.598	1.636	—
	2016	1.590	1.598	—
	2015	1.624	1.590	—
	2014	1.591	1.624	—
	2013	1.656	1.591	—
	2012	1.548	1.656	—
	2011	1.532	1.548	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	7.208	9.930	—
45

BRA — Separate Account Charges 1.25% 83 FL (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	5.540	7.208	—
	2018	5.523	5.540	—
	2017	4.210	5.523	—
	2016	4.295	4.210	—
	2015	4.126	4.295	—
	2014	3.869	4.126	—
	2013	2.943	3.869	—
	2012	2.627	2.943	—
	2011	2.946	2.627	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	7.000	8.071	—
	2019	5.811	7.000	—
	2018	6.166	5.811	—
	2017	5.468	6.166	—
	2016	5.218	5.468	—
	2015	5.193	5.218	—
	2014	4.796	5.193	—
	2013	4.061	4.796	—
	2012	3.690	4.061	—
	2011	3.629	3.690	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	6.993	7.620	—
	2019	5.453	6.993	—
	2018	5.573	5.453	—
	2017	4.779	5.573	—
	2016	4.545	4.779	—
	2015	4.532	4.545	—
	2014	4.183	4.532	—
	2013	3.194	4.183	—
	2012	2.890	3.194	—
	2011	3.074	2.890	—
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	3.325	5.093	—
	2019	2.562	3.325	—
	2018	2.614	2.562	—
	2017	1.948	2.614	—
	2016	1.991	1.948	—
	2015	1.839	1.991	—
	2014	1.727	1.839	—
	2013	1.290	1.727	—
	2012	1.140	1.290	—
	2011	1.161	1.140	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.288	5.209	—
	2019	3.296	4.288	—
	2018	3.610	3.296	—
	2017	3.008	3.610	—
	2016	2.755	3.008	—
	2015	2.745	2.755	—
	2014	2.628	2.745	—
	2013	1.861	2.628	—
	2012	1.640	1.861	—
	2011	1.650	1.640	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B, if applicable, for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 02/25/05, The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
46

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
47

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
48

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
49

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
50

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.
51

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-21262, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
52

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2020
(3)	Statements of Operations for the year ended December 31, 2020
(4)	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2020 and 2019
(3)	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018
(5)	Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
Exhibit
Number	Description

1.	Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)

1(a).	Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account Five for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-4, File No. 333-152192 on November 20, 2008.)

1(b).	Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication), (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

2.	Not Applicable

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-4, File No. 333-152192 on November 20, 2008.)

3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife

Exhibit Number	Description
Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)

3(a)(ii).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

3(b).	Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to MetLife Insurance Company of Connecticut’s Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)

3(b)(i).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(c).	Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

3(d).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

3(e).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

3(f).	Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos. 333-209053/811-03665, filed December 14, 2017.)

4(a).	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a) to Pre-Effective Amendment No. 1 to Travelers Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No. 333-58783 filed on November 3, 1998.)

4(b).	Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(c).	Individual Retirement Annuity Qualification Rider. L-22445 1-08. (Incorporated herein by reference to Exhibit 4(c) to MetLife of CT Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No. 333-58783 filed on April 7, 2008.)

4(d).	Code Section 457(B) Rider for Eligible Plan of a Governmental or a Tax-Exempt Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(d) to MetLife of CT Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No. 333-58783 filed on April 7, 2008.)

4(e).	MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

4(f).	MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for

Exhibit Number	Description
Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

4(g).	Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

4(h).	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

5.	Form of Application. (Incorporated herein by reference to Exhibit 5 to Travelers Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No. 333-58783 filed on November 3, 1998.)

a.	The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 5-05, National app L-22213. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

b.	The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 7-05 National app L-22213. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

c.	The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 11-05 National app L-22213. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

d.	The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 1-06 National app L-22213. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

e.	The Travelers Insurance Company, The Travelers Life and Annuity Company, Master Application for Group Deferred Variable Annuity L22534 TRA Master App 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

f.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 5-05. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

g.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 6-05. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

h.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form

Exhibit Number	Description N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

i.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 8-05. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

j.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 11-05* (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

k.	The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 1-06 (Incorporated herein by reference to Post-Effective Amendment No. 11 to Travelers Separate Account Five for Variable Annuities’ the Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)

l.	Systematic Withdrawal Program MetLife Retirement Account L-19066SWP Order # L-19244 1 Rev. 11/06. (Incorporated herein by reference to Exhibit 5(l) to MetLife of CT Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No.333-58783 filed on April 6, 2007.)

m.	Dollar Cost Averaging Program MetLife Retirement Account L-19066DCA Order # L-19243; Rev. 11/06. (Incorporated herein by reference to Exhibit 5(m) to MetLife of CT Separate Account Five for Variable Annuities’ Registration Statement on Form N-4, File No. 333-58783 filed on April 6, 2007.)

2)	Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to Travelers Separate Account TM for Variable Annuities’ Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

1)	Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

2)	Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to MetLife of CT Separate Account QP for Variable Annuities’ Registration Statement on Form N-4, File No. 333-00165 filed October 31, 2007.)

6(b).	Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

6(c).	Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

6(d).	Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos.

Exhibit Number	Description 333-200231/811-03365, filed November 17, 2014.)

6(e).	By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

6(f).	Certificate of Amendment of Certification of Incorporation of the Company (effective December 6, 2016). (Incorporated herein by reference to Exhibit (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

6(g).	Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
7(a)(i).	Automatic Reinsurance Agreement between Travelers Insurance Company and its subsidiary Travelers Life and Annuity Company (Ceding Company) and AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company as of September 14, 2000 (Reinsurer) (effective May 18, 2000) and Notice Letter of termination of new business as of May 17, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152192, on April 4, 2012.)

7(a)(ii).	Amendment Nos. 1 through 8, Letter Amendment, Amendment Nos. 9 through 10, Letter Amendment, and Amendment Nos. 11 through 13 to Automatic Reinsurance Agreement No. 2000-15, Dated May 18, 2000 between Travelers Insurance Company (Ceding Company) and its Subsidiary Travelers Life and Annuity Company and AXA Corporate Solutions Life Reinsurance Company (Reinsurer). (Incorporated herein by reference to Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152192, on April 4, 2012.)

7(a)(iii)	Addendum to Automatic Reinsurance Agreement No. 2000-15 between Travelers Insurance Company and its subsidiary and Travelers Life and Annuity Company (Ceding Company) and AXA Corporate Solutions Life Reinsurance Company (Reinsurer) effective May 18, 2000. (Incorporated herein by reference to Exhibit 7(a)(iii) to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4, File No. 333-152192, on April 3, 2019.)

7(a)(iv)	Amendment No. 14 Novation Agreement by and among Colisee Re S.A. (formerly known as AXA Re S.A., and a current affiliated of AXA Corporate Solutions Life Reinsurance Company, each of which is directly owned by AXA S.A. (“Assignor”), AXA Equitable Holdings, Inc. (“Assignee”), AXA Corporate Solutions Life Reinsurance Company (“Reinsurer”) and Brighthouse Life Insurance Company (“Ceding Company”) dated April 25, 2018. (Incorporated herein by reference to Exhibit 7(a)(iv) to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4, File No. 333-152192, on April 3, 2019.)

7(b).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2014.)
8(a).	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(a)(i).	First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective

Exhibit Number	Description
Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(a)(ii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(a)(iii).	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

8(a)(iv.)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

8(b)(i).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to MetLife of CT Separate Account QP for Variable Annuities’ Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to MetLife of CT Separate Account QP for Variable Annuities’ Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(iii).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(b)(iv).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

8(c).	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

Exhibit Number	Description

8(c)(i).	Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(c)(ii).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014.) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4 File No. 333-200247/811-05200, filed November 17, 2014.)

8(c)(iii).	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)

8(c)(iv).	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

8(d).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(d)(i).	Amendment No. 5 to A&R Participation Agreement Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (update schedules) (10/5/10). (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189 filed on April 5, 2011.)

8(d)(ii).	Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(d)(iii).	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)

8(d)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)

8(d)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective

Exhibit Number	Description
Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)

8(d)(vi).	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vii) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2018.)

8(e).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e)(i).	Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(e)(ii).	Amendment No. 9 to Fund Participation Agreement among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189 filed April 8, 2015.)

8(f).	Participation Agreement among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(f)(i).	Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 4,2011. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(f)(ii).	Second Amendment to Participation Agreement among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)

8(f)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)

Exhibit Number	Description

8(g).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).	Amendment to Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

8(g)(ii).	Amendment No. 7 to the Participation Agreement among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)

8(g)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

8(g)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

8(g)(v).	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

8(h).	Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Annuities’ Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

8(h)(i).	Amendment to the Participation Agreement dated May 1, 1998 among MetLife Insurance Company of Connecticut, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152194, filed April 8, 2015.)

8(h)(ii).	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 11 to Brighthouse Separate Account Eleven for Variable Annuities'

Exhibit Number	Description
Registration Statement on Form N-4, File Nos. 333-152194/811-21262, filed on April 25, 2018.)

8(h)(iii).	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (effective 01-01-21). (Filed herewith.)

8(i)(i).	Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 File No. 333-152194, filed April 3, 2013.)

8(i)(ii).	Amendment No. 3 to the Participation Agreement dated May 1, 1998 among MetLife Insurance Company of Connecticut, Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC. (Incorporated herein by reference to exhibit 8(i) to Post-Effective No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 File No. 333-152194, filed April 8, 2015.)

8(j).	Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)

8(j)(i).	Amendments Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Filed herewith.)

9.	Opinion of Counsel as to the legality of securities being registered by Registrant. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-4, File No. 333-152192, on November 20, 2008.)

10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)

Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2021, there were 149,333 owners of qualified contracts and 32,491 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification

Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.
(e)	The undersigned registrant represents that for its TSA variable annuities it is relying on the “no-action” position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.
(f)	The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the “no-action” position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 1st day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate Attorney-in-Fact, April 1, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
(8)(h)(iii).	Amendment to Delaware VIP Trust Participation Agreement
8(j)(i).	Amendments Nos. 1 and 2 to the Participation Agreement with Trust for Advised Portfolios
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney